                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08104

                              CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                         1205 Westlakes Drive Suite 280
                                Berwyn, PA 19312
              (Address of principal executive offices) (Zip code)

                              Constellation Funds
                                P.O. Box 219520
                           Kansas City, MO 64105-9520
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                    DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)

CONSTELLATION CLOVER LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (97.3%)

CONSUMER DISCRETIONARY (9.7%)

   Black & Decker                                725      $         65
   Darden Restaurants                          1,050                35
   Eastman Kodak                               1,700                46
   Federated Department Stores (A)               800                59
   Gap                                         1,450                29
   Harrah's Entertainment                        700                50
   Lennar, Cl A (A)                              525                33
   NVR*                                           40                32
   Office Depot*                               1,700                39
   Omnicom Group                                 375                30
   Sears Holdings*                               475                71
   Sherwin-Williams                            1,350                64
   VF                                          1,125                64
                                                          ------------
                                                                   617
                                                          ------------
CONSUMER STAPLES (4.9%)
   Altria Group                                1,300                84
   Archer-Daniels-Midland (A)                  1,300                28
   Clorox                                        275                15
   Coca-Cola                                     825                35
   Coca-Cola Enterprises                       1,300                29
   CVS (A)                                     1,960                57
   Kellogg                                       975                43
   Kroger*                                     1,125                21
                                                          ------------
                                                                   312
                                                          ------------
ENERGY (14.5%)
   Burlington Resources                          625                34
   Chevron                                     2,150               120
   Devon Energy                                1,500                76
   El Paso                                     4,000                46
   Exxon Mobil                                 6,570               378
   Occidental Petroleum                          750                58
   Pioneer Natural Resources                     475                20
   Sunoco                                        550                62
   Valero Energy                               1,325               105
   Williams                                    1,050                20
                                                          ------------
                                                                   919
                                                          ------------
FINANCIALS (27.5%)
   ACE                                           675                30
   Allstate                                      745                44
   American International Group                  770                45
   Bank of America                             4,170               190
   Chubb (A)                                     400                34
   CIT Group                                   1,050                45
   Citigroup                                   5,295               245
   E*Trade Financial*                          2,400                34
   Fidelity National Financial                 1,100                39
   Genworth Financial, Cl A (A)                  650                20
   Golden West Financial (A)                     750                48
   Goldman Sachs Group                           265                27
   Hartford Financial Services Group             250                19
   Host Marriott                               3,850                67
   Lehman Brothers Holdings                      350                35
   M&T Bank                                      425                45
   Merrill Lynch                                 850                47
   Metlife                                       930                42
   Morgan Stanley                                900                47
   Plum Creek Timber                             675                24
   PNC Financial Services Group                  625                34

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------
   Principal Financial Group                   1,150      $         48
   Progressive                                   350                35
   Providian Financial*                        2,700                48
   Prudential Financial                          825                54
   Safeco                                        875                48
   Simon Property Group                          425                31
   Transatlantic Holdings                        500                28
   UnumProvident (A)                           1,050                19
   US Bancorp                                  1,755                51
   Wachovia                                    1,830                91
   Wells Fargo                                 1,085                67
   Zions Bancorporation                          900                66
                                                          ------------
                                                                 1,747
                                                          ------------
HEALTH CARE (12.5%)
   Aetna                                         750                62
   AmerisourceBergen (A)                         300                21
   Becton Dickinson                              450                24
   Caremark Rx*                                  775                34
   Cigna                                         600                64
   Coventry Health Care*                         550                39
   Express Scripts*                              400                20
   HCA                                           575                33
   Humana*                                       525                21
   IMS Health                                    750                18
   Laboratory Corp of America Holdings*          675                34
   McKesson                                      875                39
   Medco Health Solutions*                       350                19
   Pfizer                                      7,800               215
   Quest Diagnostics                             950                51
   UnitedHealth Group                          1,575                82
   WellChoice*                                   325                22
                                                          ------------
                                                                   798
                                                          ------------
INDUSTRIALS (8.2%)
   Boeing                                      1,100                73
   Burlington Northern Santa Fe                  625                29
   FedEx                                         650                53
   General Dynamics                              275                30
   General Electric                            2,700                94
   Lockheed Martin                               750                49
   Masco                                       1,200                38
   Raytheon                                      675                26
   Republic Services                             975                35
   Textron                                       875                66
   W.W. Grainger                                 485                27
                                                          ------------
                                                                   520
                                                          ------------
INFORMATION TECHNOLOGY (4.1%)
   Computer Sciences*                          1,310                57
   Fiserv*                                     1,150                49
   Hewlett-Packard                             3,200                75
   International Business Machines               250                19
   NCR*                                          850                30
   Sun Microsystems*                           8,100                30
                                                          ------------
                                                                   260
                                                          ------------
MATERIALS (4.2%)
   Ball                                        1,450                52
   E.I. Du Pont de Nemours                       690                30
   Georgia-Pacific                             1,650                52
   Monsanto                                      550                35
   Nucor                                         800                36

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------
   Phelps Dodge                                  650      $         60
                                                          ------------
                                                                   265
                                                          ------------
TELECOMMUNICATION SERVICES (3.0%)
   AT&T                                        1,600                30
   CenturyTel                                  1,200                42
   Liberty Global, Cl A*                         700                33
   SBC Communications                          1,690                40
   Verizon Communications                      1,430                49
                                                          ------------
                                                                   194
                                                          ------------
UTILITIES (8.7%)
   AES*                                        4,950                81
   Constellation Energy Group                    625                36
   Edison International                        1,950                79
   Entergy                                       525                40
   Exelon                                        825                42
   FirstEnergy                                   425                20
   FPL Group                                     800                34
   NiSource                                      775                19
   PG&E                                        1,800                68
   Public Service Enterprise Group               325                20
   Sempra Energy                               1,450                60
   TXU                                           650                54
                                                          ------------
                                                                   553
                                                          ------------
Total Common Stock
   (Cost $5,533)                                                 6,185
                                                          ------------
EXCHANGE TRADED FUND (2.5%)
   iShares Dow Jones US Financial Sector
   Index Fund                                  1,675               159
                                                          ------------
Total Exchange Traded Fund
   (Cost $159)                                                     159
                                                          ------------
WARRANTS (0.0%)
   Lucent Technologies,
   Expires 12/10/07 *                             75                --
                                                          ------------
Total Warrants
   (Cost $0)                                                        --
                                                          ------------
RIGHTS (0.0%)
   Seagate (B)*                                  425                --
                                                          ------------
Total Rights
   (Cost $0)                                                        --
                                                          ------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (5.2%)
   BlackRock Institutional Money Market
   Trust                                     328,350               328
                                                          ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $328)                                                     328
                                                          ------------
CASH EQUIVALENT (2.7%)
   BlackRock TempCash Fund,
   Institutional Shares                      172,769               173
                                                          ------------
Total Cash Equivalent
   (Cost $173)                                                     173
                                                          ------------

--------------------------------------------------------------------------------
                                                           Value (000)
--------------------------------------------------------------------------------

Total Investments (107.7%)
   (Cost $6,193)                                          $      6,845
                                                          ============

Percentages are based on Net Assets of $6,355,679.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $318,866.
(B) This security was issued for possible settlement of pending litigation and does not have an expiration date.
Cl -- Class

Amounts designated as "-- " are either $0 or have been rounded to $0.

At June 30, 2005, the tax basis cost of the Fund's investments was $6,193,411 and the unrealized appreciation and depreciation were $805,240 and $(153,249), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER CORE VALUE FUND

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (97.0%)

CONSUMER DISCRETIONARY (7.1%)
   Barnes & Noble*                            47,500      $      1,843
   Clear Channel Communications               21,900               677
   Eastman Kodak (A)                          38,000             1,020
   Interpublic Group (A)*                     80,500               981
   JC Penney                                  40,100             2,108
   Reebok International                       20,000               837
   Ryland Group                               15,100             1,146
   Walt Disney                                89,700             2,259
                                                          ------------
                                                                10,871
                                                          ------------
CONSUMER STAPLES (7.8%)
   Campbell Soup                              67,500             2,077
   ConAgra Foods                              87,200             2,020
   Constellation Brands, Cl A*                67,200             1,982
   CVS                                       101,700             2,956
   Dean Foods*                                36,000             1,269
   Estee Lauder, Cl A                         36,800             1,440
   TreeHouse Foods*                            7,200               205
                                                          ------------
                                                                11,949
                                                          ------------
ENERGY (12.8%)
   Chesapeake Energy (A)                      88,000             2,006
   ConocoPhillips                             56,100             3,225
   Exxon Mobil                                65,000             3,735
   National Oilwell Varco*                    65,900             3,133
   Noble Energy                               28,300             2,141
   Reliant Energy*                            84,700             1,049
   Valero Energy                              55,500             4,391
                                                          ------------
                                                                19,680
                                                          ------------
FINANCIALS (26.1%)
   ACE                                        34,800             1,561
   Allstate                                   43,700             2,611
   Assurant                                   63,000             2,274
   Citigroup (A)                              56,700             2,621
   Equity Office Properties Trust             56,000             1,854
   Freddie Mac                                24,900             1,624
   Goldman Sachs Group                        29,100             2,969
   Hartford Financial Services Group          38,500             2,879
   Hibernia                                   56,500             1,875
   Lehman Brothers Holdings (A)               22,100             2,194
   Loews                                      42,500             3,294
   Marshall & Ilsley (A)                      30,600             1,360
   Merrill Lynch                              51,800             2,849
   Metlife (A)                                32,700             1,470
   North Fork Bancorporation                  32,150               903
   Prudential Financial                       44,800             2,942
   Radian Group                               44,500             2,101
   Safeco                                     35,100             1,907
   Willis Group Holdings (A)                  30,900             1,011
                                                          ------------
                                                                40,299
                                                          ------------
HEALTH CARE (13.3%)
   Aetna (A)                                  35,900             2,973
   Cigna                                      22,300             2,386
   Community Health Systems*                  71,600             2,706
   Sanofi-Aventis ADR                         59,200             2,427
   Triad Hospitals*                           43,000             2,349
   UnitedHealth Group                         35,000             1,825
   Universal Health Services, Cl B            39,800             2,475

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------
   WellPoint*                                 48,100      $      3,350
                                                          ------------
                                                                20,491
                                                          ------------
INDUSTRIALS (10.2%)
   Alliant Techsystems*                       17,800             1,257
   Burlington Northern Santa Fe (A)           44,300             2,086
   Dun & Bradstreet*                          29,600             1,825
   General Electric (A)                       94,500             3,274
   Honeywell International                    60,000             2,198
   Lafarge ADR                                23,500               535
   Republic Services                          76,700             2,762
   SPX (A)                                    39,500             1,816
                                                          ------------
                                                                15,753
                                                          ------------
INFORMATION TECHNOLOGY (6.3%)
   BISYS Group*                               95,100             1,421
   Digital Insight*                           72,125             1,725
   eFunds*                                   119,000             2,141
   Fairchild Semiconductor International*    111,700             1,647
   Ingram Micro, Cl A*                        75,900             1,189
   LSI Logic*                                186,200             1,581
                                                          ------------
                                                                 9,704
                                                          ------------
MATERIALS (3.1%)
   Air Products & Chemicals                   12,100               730
   Lubrizol                                   59,300             2,491
   Syngenta ADR                               74,600             1,521
                                                          ------------
                                                                 4,742
                                                          ------------
UTILITIES (10.3%)
   AES*                                      132,900             2,177
   Ameren                                     32,900             1,819
   CMS Energy (A)*                           156,800             2,362
   Constellation Energy Group                 38,800             2,238
   Duke Energy (A)                            48,500             1,442
   Exelon                                     29,500             1,514
   NiSource                                  111,300             2,753
   Public Service Enterprise Group            24,650             1,499
                                                          ------------
                                                                15,804
                                                          ------------
Total Common Stock
   (Cost $133,981)                                             149,293
                                                          ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (17.0%)
   BlackRock Institutional
   Money Market Trust                     26,232,900            26,233
                                                          ------------

Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $26,233)                                               26,233
                                                          ------------

CASH EQUIVALENT (2.8%)
   BlackRock TempCash Fund,
   Institutional Shares                    4,390,431             4,390
                                                          ------------

Total Cash Equivalent
   (Cost $4,390)                                                 4,390
                                                          ------------

Total Investments (116.8%)
  (Cost $164,566)                                         $    179,916
                                                          ============


Percentages are based on Net Assets of $154,078,755.
* Non-income producing security.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER CORE VALUE FUND

(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $25,165,115.
ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $164,604,500, and the unrealized appreciation and depreciation were $17,098,376 and $(1,786,553), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (99.4%)

CONSUMER DISCRETIONARY (15.3%)
   Blue Nile (A)*                            103,000      $      3,367
   Callaway Golf                             246,400             3,802
   Charlotte Russe Holding*                  199,300             2,483
   Commercial Vehicle Group*                  78,500             1,393
   Cumulus Media*                            314,000             3,699
   Dillard's, Cl A (A)                       188,100             4,405
   Dollar Thrifty Automotive Group*          109,200             4,147
   Entravision Communications, Cl A*         500,400             3,898
   HOT Topic (A)*                            238,700             4,564
   Isle of Capri Casinos*                     48,100             1,260
   Kenneth Cole Productions, Cl A             86,000             2,676
   Marvel Enterprises*                       110,800             2,185
   Men's Wearhouse*                          135,425             4,663
   Monro Muffler*                             92,500             2,730
   Payless Shoesource*                       146,400             2,811
   Pinnacle Entertainment*                   139,700             2,733
   Playtex Products*                         416,400             4,481
   Reebok International                      104,600             4,375
   Scholastic*                               127,700             4,923
   Steiner Leisure*                          115,000             4,263
   Timberland, Cl A*                          69,300             2,683
   WCI Communities*                           45,200             1,448
                                                          ------------
                                                                72,989
                                                          ------------
CONSUMER STAPLES (4.1%)
   Chiquita Brands International             131,100             3,600
   Energizer Holdings (A)*                    42,500             2,642
   Nash Finch                                 68,400             2,513
   Natures Sunshine Prods                    179,800             3,136
   NBTY*                                     166,300             4,314
   Spectrum Brands*                          107,600             3,551
                                                          ------------
                                                                19,756
                                                          ------------
ENERGY (7.5%)
   Cabot Oil & Gas                           153,725             5,334
   Denbury Resources*                         91,700             3,647
   Encore Acquisition*                       130,500             5,351
   Giant Industries*                          81,800             2,945
   Grey Wolf*                                462,500             3,427
   Helmerich & Payne                          76,300             3,580
   Reliant Energy*                           353,000             4,370
   SEACOR Holdings*                           32,000             2,058
   Tesoro*                                    53,900             2,507
   Whiting Petroleum*                         75,500             2,741
                                                          ------------
                                                                35,960
                                                          ------------
FINANCIALS (27.8%)
   Advanta, Cl B                             105,400             2,968
   AG Edwards                                 36,000             1,625
   Allmerica Financial*                       96,000             3,561
   American Financial Realty Trust           334,400             5,143
   AmeriCredit*                              249,400             6,360
   AmerUs Group                               94,000             4,517
   Arch Capital Group Ltd*                    32,600             1,469
   Aspen Insurance Holdings                   52,000             1,433
   BankAtlantic Bancorp, Cl A                107,700             2,041
   CB Richard Ellis Group, Cl A*              68,300             2,996
   CBL & Associates Properties                55,800             2,403
   Colonial BancGroup                        341,800             7,540
   FelCor Lodging Trust*                     680,300             9,851
   FPIC Insurance Group*                      77,800             2,282

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------
   HCC Insurance Holdings                     77,750      $      2,944
   Home Properties                           102,000             4,388
   HRPT Properties Trust                     315,850             3,926
   Jones Lang LaSalle*                        27,700             1,225
   LTC Properties                            213,950             4,429
   MeriStar Hospitality*                     316,000             2,718
   Metris*                                   213,700             3,090
   Mills (A)                                  49,000             2,979
   New Century Financial (A)                  27,200             1,399
   Northwest Bancorp                          98,300             2,090
   Ohio Casualty*                            191,100             4,621
   PFF Bancorp                               196,200             5,943
   ProAssurance*                              81,800             3,416
   Providian Financial*                      191,700             3,380
   Reckson Associates Realty                 125,100             4,197
   Scottish Re Group                         197,700             4,792
   Selective Insurance Group                  59,000             2,923
   Sterling Financial *                       67,770             2,535
   Strategic Hotel Capital                   240,400             4,327
   Trammell Crow*                             73,200             1,774
   Triad Guaranty*                            49,100             2,474
   Trizec Properties (A)                     110,800             2,279
   Trustreet Properties                      216,050             3,588
   United America Indemnity, Cl A*           169,000             2,905
   West Coast Bancorp                         28,150               687
                                                          ------------
                                                               133,218
                                                          ------------
HEALTH CARE (6.3%)
   Centene*                                   78,900             2,649
   Community Health Systems*                 102,000             3,855
   Kindred Healthcare*                        91,000             3,604
   Lincare Holdings*                          81,800             3,341
   Molina Healthcare*                         63,500             2,811
   Triad Hospitals*                           85,900             4,694
   United Therapeutics*                       73,200             3,528
   Universal Health Services, Cl B            32,800             2,039
   Viasys Healthcare*                        151,100             3,413
                                                          ------------
                                                                29,934
                                                          ------------
INDUSTRIALS (15.9%)
   AAR*                                      105,200             1,653
   Alderwoods Group*                         279,700             4,019
   Aviall*                                    44,700             1,412
   Brightpoint*                              166,800             3,701
   Celadon Group*                            143,875             2,452
   CIRCOR International                       17,200               424
   CNF                                        57,900             2,600
   CRA International*                         27,300             1,470
   EMCOR Group*                               48,100             2,352
   Equifax                                    40,800             1,457
   Flowserve*                                 91,100             2,757
   FTI Consulting*                            65,900             1,377
   Gardner Denver*                            37,400             1,312
   GATX                                       43,500             1,501
   HUB Group, Cl A*                           54,600             1,368
   Innovative Solutions & Support*            40,300             1,353
   Laidlaw International*                    115,600             2,786
   Magnetek*                                 378,700               973
   MAIR Holdings*                            236,200             2,088
   Mesa Air Group (A)*                       531,300             3,565
   Milacron*                                 943,969             1,784
   Molecular Devices*                         51,550             1,115
   Moog, Cl A*                                45,900             1,445
   On Assignment*                            274,475             1,367
   Pacer International*                      148,100             3,227

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------
   Quanta Services*                          155,000      $      1,364
   Reliance Steel & Aluminum (A)              39,600             1,468
   Shaw Group*                                65,700             1,413
   Stewart & Stevenson Services              169,200             3,834
   Teleflex                                   48,100             2,856
   Terex*                                     64,100             2,526
   Tredegar                                  107,600             1,679
   United Rentals*                           197,500             3,991
   US Xpress Enterprises, Cl A*              132,800             1,582
   Washington Group International*            38,600             1,973
   Wolverine Tube*                           192,550             1,130
   Yellow Roadway*                            54,800             2,784
                                                          ------------
                                                                76,158
                                                          ------------
INFORMATION TECHNOLOGY (10.5%)
   Activision*                               189,833             3,136
   Ask Jeeves*                                69,100             2,086
   Autobytel*                                408,400             1,973
   Carreker*                                 255,400             1,400
   Checkpoint Systems*                       125,400             2,220
   Ciber*                                    398,000             3,176
   Cymer (A)*                                 80,100             2,111
   eFunds*                                    95,300             1,714
   ESS Technology*                           191,500               806
   Exar*                                     217,400             3,237
   Fairchild Semiconductor
     International (A)*                      251,500             3,710
   Infospace (A)*                             52,900             1,742
   Integrated Silicon Solutions*             460,200             3,410
   IXYS*                                     249,400             3,536
   LSI Logic*                                444,200             3,771
   Packeteer*                                262,200             3,697
   Pegasus Solutions*                        247,800             2,763
   THQ (A)*                                  125,300             3,667
   Zoran*                                    162,900             2,165
                                                          ------------
                                                                50,320
                                                          ------------
MATERIALS (3.7%)
   Arch Chemicals                             67,300             1,680
   Crown Holdings*                           189,600             2,698
   Georgia Gulf                               69,825             2,168
   Owens-Illinois*                           321,000             8,041
   RPM International                         163,900             2,993
                                                          ------------
                                                                17,580
                                                          ------------
TELECOMMUNICATION SERVICES (1.6%)
   Nice Systems ADR*                         137,900             5,443
   West*                                      39,300             1,509
   Yak Communications*                       194,575               944
                                                          ------------
                                                                 7,896
                                                          ------------
UTILITIES (6.7%)
   Allegheny Energy*                          77,900             1,965
   Centerpoint Energy                        188,800             2,494
   CMS Energy (A)*                           624,000             9,398
   El Paso Electric*                         163,100             3,335
   NorthWestern                               64,900             2,046
   NRG Energy*                                82,800             3,113
   SEMCO Energy                              317,850             1,904
   Sierra Pacific Resources (A)*             144,600             1,800
   Southern Union*                           153,600             3,771

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------
   Unisource Energy                           78,700      $      2,420
                                                          ------------
                                                                32,246
                                                          ------------
Total Common Stock
    (Cost $402,696)                                            476,057
                                                          ------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (7.6%)
   BlackRock Institutional Money Market
   Trust                                  36,304,300            36,304
                                                          ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $36,304)                                               36,304
                                                          ------------
CASH EQUIVALENT (0.5%)
   BlackRock TempCash Fund,
   Institutional Shares                    2,250,628             2,251
                                                          ------------
Total Cash Equivalent
   (Cost $2,251)                                                 2,251
                                                          ------------
Total Investments (107.5%)
   (Cost $441,251)                                        $    514,612
                                                          ============

Percentages are based on Net Assets of $478,496,657.
* Non-income producing security.
(A) The security or a portion of the The security is on loan at June 30, 2005. total value of securities on loan at June 30, 2005 was $34,345,458.
ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $441,371,156, and the unrealized appreciation and depreciation were $88,398,001 and $(15,157,123), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================

CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER CORE FIXED INCOME FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)         Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS (39.9%)

CONSUMER STAPLES (6.8%)
   Conagra Foods
     7.875%, 09/15/10                        $   700      $        806
   Sysco
     7.250%, 04/15/07                            405               426
     7.160%, 04/15/27                            500               653
                                                          ------------
                                                                 1,885
                                                          ------------
ENERGY (2.0%)
   XTO Energy
     7.500%, 04/15/12                            475               546
                                                          ------------
FINANCIALS (5.9%)
   Marsh & McClennan
     7.125%, 06/15/09                            600               651
   Prudential Financial, MTN, Ser B
     5.100%, 09/20/14                            650               669
   US Bancorp
     6.875%, 09/15/07                            300               317
                                                          ------------
                                                                 1,637
                                                          ------------
INDUSTRIALS (8.2%)
   First Data
     4.700%, 11/01/06                            500               505
   Roadway
     8.250%, 12/01/08                            925             1,016
   Thermo Electron
     7.625%, 10/30/08                            665               729
                                                          ------------
                                                                 2,250
                                                          ------------
UTILITIES (17.0%)
   Air Products & Chemicals, MTN, Ser E
     7.340%, 06/15/26                            250               311
   Carolina Power & Light
     5.125%, 09/15/13                            685               707
   Consolidated Edison, Ser 97-B
     6.450%, 12/01/07                            300               316
   Consolidated Natural Gas, Ser C
     6.250%, 11/01/11                            415               453
   Emerson Electric
     7.125%, 08/15/10                            750               850
   Kinder Morgan Energy
     5.125%, 11/15/14                            500               506
   PPL Electric Utilities
     4.300%, 06/01/13                            525               511
   Scana, MTN, Ser B
     5.810%, 10/23/08                          1,000             1,044
                                                          ------------
                                                                 4,698
                                                          ------------
Total Corporate Bonds
  (Cost $10,605)                                                11,016
                                                          ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (38.1%)
   FHLMC CMO/REMIC
   Ser 2882, Cl OI IO
     5.000%, 02/15/30                          1,140               174
   Ser 2882, Cl YI IO
     5.000%, 03/15/24                          4,847               505
   FHLMC
   Pool #C01844
     4.500%, 04/01/34                            661               646

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)         Value (000)
--------------------------------------------------------------------------------
   Pool #G11570
     5.000%, 04/01/19                        $   472      $        477
   FNMA CMO/REMIC
   Ser 1994-17, Cl H
     6.000%, 02/25/09                            247               253
   FNMA
   Pool #254759
     4.500%, 06/01/18                          1,478             1,473
   Pool #255111
     5.500%, 03/01/34                            939               952
   Pool #369214
     5.000%, 04/01/09                             44                44
   Pool #535301
     6.500%, 04/01/15                             92                96
   Pool #689022
     5.000%, 05/01/33                            997               999
   Pool #694431
     5.000%, 03/01/18                            620               628
   Pool #738783
     7.000%, 02/01/25                            667               707
   GNMA CMO/REMIC
   Ser 2004-59, Cl DA
     5.000%, 06/16/34                            239               241
   GNMA
   Pool #13125
     8.000%, 10/15/06                              2                 2
   Pool #187899
     8.000%, 05/15/17                              6                 6
   Pool #196477
     10.000%, 04/15/10                            21                23
   Pool #202886
     8.000%, 03/15/17                             26                28
   Pool #221235
     8.500%, 07/15/17                             17                18
   Pool #331786
     8.000%, 08/15/22                             23                25
   Pool #376400
     6.500%, 02/15/24                            124               130
   Pool #439478
     7.000%, 01/15/27                            100               106
   Pool #457921
     5.500%, 12/15/28                            190               195
   Pool #462622
     6.500%, 03/15/28                            173               181
   Pool #533974
     6.500%, 05/15/32                             92                96
   Pool #553328
     4.500%, 07/15/18                            656               658
   Pool #570400
     6.500%, 09/15/31                            212               221
   Pool #604616
     4.500%, 09/15/18                            740               743
   Pool #781029
     6.500%, 05/15/29                             60                62
   Pool #781096
     6.500%, 12/15/28                            285               299
   Pool #781231
     7.000%, 12/15/30                            135               143
   Pool #781276
     6.500%, 04/15/31                            223               233

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER CORE FIXED INCOME FUND

--------------------------------------------------------------------------------
                                            Face Amount
                                           (000)/Shares    Value (000)
--------------------------------------------------------------------------------
   GNMA
   Pool #781328
     7.000%, 09/15/31                        $   139      $        147
                                                          ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $10,452)                                                10,511
                                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.8%)
   FHLB
     3.500%, 05/15/07                            500               497
   FHLB, Ser DE-08
     3.750%, 02/06/08                            500               497
   FHLMC
     3.250%, 07/31/06                            250               249
   TVA
     5.880%, 04/01/36                            750               901
                                                          ------------
Total U.S. Government Agency Obligations
  (Cost $2,118)                                                  2,144
                                                          ------------
U.S. TREASURY OBLIGATIONS (6.2%)
  U.S. Treasury Bonds
     7.500%, 11/15/16                            500               655
     6.250%, 08/15/23                            400               499
     6.000%, 02/15/26                            450               554
                                                          ------------
                                                                 1,708
                                                          ------------
Total U.S. Treasury Obligations
  (Cost $1,620)                                                  1,708
                                                          ------------
CONVERTIBLE BONDS (2.8%)
   Bisys Group, CV to 29.9458 Shares
     4.000%, 03/15/06                            650               642
   Quebecor World, CV to 30.5880 Shares
     6.000%, 10/01/07                            128               130
                                                          ------------
                                                                   772
                                                          ------------
Total Convertible Bonds
  (Cost $774)                                                      772
                                                          ------------
MUNICIPAL BOND (1.5%)

VIRGINIA (1.5%)
   State Housing Authority RB, Taxable
     Rental, Ser C
     5.000%, 05/01/13                            400               416
                                                          ------------
Total Municipal Bond
  (Cost $406)                                                      416
                                                          ------------
CASH EQUIVALENT (2.9%)
  BlackRock TempCash Fund,
  Institutional Shares                       788,098               788
                                                          ------------
Total Cash Equivalent
  (Cost $788)                                                      788
                                                          ------------
Total Investments (99.2%)
  (Cost $26,763)                                          $     27,355
                                                          ============

Percentages are based on Net Assets of $27,587,832.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
MTN -- Medium Term Note
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TVA -- Tennessee Valley Authority

At June 30, 2005, the tax basis cost of the Fund's investments was $26,763,037 and the unrealized appreciation and depreciation were $670,827 and ($78,827), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER INCOME PLUS FUND

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (78.0%)

CONSUMER DISCRETIONARY (6.9%)
  Callaway Golf                                3,200      $         49
  Cherokee                                       550                19
  Claire's Stores                              1,100                26
  Kimball International, Cl B                  1,300                17
  Knape & Vogt Manufacturing                   1,075                13
  Newell Rubbermaid                            1,500                36
  OfficeMax                                    1,000                30
  Tupperware                                   2,300                54
  World Wrestling Entertainment                2,000                23
                                                          ------------
                                                                   267
                                                          ------------
CONSUMER STAPLES (4.4%)
  Alliance One International                   4,875                29
  ConAgra Foods                                  950                22
  HJ Heinz                                       700                25
  Kimberly-Clark                                 575                36
  Reynolds American                              375                30
  UST                                            600                27
                                                          ------------
                                                                   169
                                                          ------------
ENERGY (6.5%)
  BP ADR                                       1,200                75
  Chevron (A)                                  1,450                81
  ConocoPhillips                                 600                35
  Lufkin Industries                            1,000                36
  Reliant Energy*                              1,800                22
                                                          ------------
                                                                   249
                                                          ------------
FINANCIALS (21.0%)
  American Financial Realty Trust              2,025                31
  AmSouth Bancorp                              1,725                45
  Bank of America (A)                          1,200                55
  Citigroup                                      625                29
  Comerica                                       300                17
  Equity Residential (A)                       2,450                90
  First Industrial Realty Trust                  300                12
  FirstMerit                                   1,200                31
  Home Properties                                700                30
  Hospitality Properties Trust                   650                29
  Huntington Bancshares                        1,200                29
  La Quinta Properties*                        1,000                26
  LTC Properties (A)                           3,075                64
  New York Community Bancorp                   1,400                25
  Public Storage                                 425                27
  Reckson Associates Realty                      800                27
  Simon Property Group                           650                47
  Trustreet Properties                         1,450                24
  Vornado Realty Trust                           650                52
  W.P. Stewart                                 1,275                31
  Weingarten Realty Investors                    650                25
  Wilmington Trust                               775                28
  Winston Hotels                               3,200                36
                                                          ------------
                                                                   810
                                                          ------------
HEALTH CARE (1.7%)
  Bristol-Myers Squibb                         1,200                30
  Merck                                        1,150                35
                                                          ------------
                                                                    65
                                                          ------------
INDUSTRIALS (8.6%)
  Emerson Electric                               700                44

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------
  General Electric                               725      $         25
  Honeywell International                      1,150                42
  Hubbell, Cl B                                  450                20
  International Aluminum                         875                28
  RR Donnelley & Sons                            950                33
  ServiceMaster                                3,550                47
  Standard Register                            2,575                41
  Stewart & Stevenson Services                 2,275                51
                                                          ------------
                                                                   331
                                                          ------------
MATERIALS (4.4%)
  Dow Chemical                                   300                13
  E.I. Du Pont de Nemours                        300                13
  Lyondell Chemical                              850                22
  NL Industries*                               2,075                32
  Olin                                         1,075                20
  RPM International                            1,800                33
  USEC                                         2,500                37
                                                          ------------
                                                                   170
                                                          ------------
TELECOMMUNICATION SERVICES (0.7%)
  Verizon Communications                         800                28
                                                          ------------
UTILITIES (23.8%)
  Ameren (A)                                   1,075                59
  Cinergy                                        725                33
  CMS Energy*                                  3,625                55
  Constellation Energy Group                     975                56
  DPL                                          1,925                53
  Duke Energy                                    975                29
  Energy East                                  1,600                46
  Exelon                                         400                21
  FPL Group (A)                                1,675                70
  KeySpan                                        775                32
  NiSource                                     2,350                58
  Northeast Utilities                          1,925                40
  NSTAR                                        1,250                39
  PPL                                            750                45
  Public Service Enterprise Group (A)          1,000                61
  SCANA                                          875                37
  SEMCO Energy                                 2,050                12
  Southern Union*                              1,400                34
  Southwest Gas                                  925                24
  Vectren                                        775                22
  WGL Holdings                                   625                21
  Wisconsin Energy (A)                         1,875                73
                                                          ------------
                                                                   920
                                                          ------------
Total Common Stock
  (Cost $2,919)                                                  3,009
                                                          ------------
EXCHANGE TRADED FUND (4.0%)
   iShares Dow Jones Select Dividend
     Index Fund (A)                            2,475               152
                                                          ------------
Total Exchange Traded Fund
  (Cost $152)                                                      152
                                                          ------------
PREFERRED STOCK (0.3%)

UTILITIES (0.3%)
    Southern Union                               500                13
                                                           ------------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CLOVER INCOME PLUS FUND

--------------------------------------------------------------------------------
                                             Shares        Value (000)
--------------------------------------------------------------------------------

Total Preferred Stock
  (Cost $14)                                              $         13
                                                          ------------
CASH EQUIVALENT (13.4%)
  BlackRock TempCash Fund,
    Institutional Shares                     516,859               517
                                                          ------------
Total Cash Equivalent
  (Cost $517)                                                      517
                                                          ------------
Total Investments (95.7%)
  (Cost $3,602)                                           $      3,691
                                                          ============

SECURITIES SOLD SHORT (-14.7%)
  Acxiom                                        (400)               (8)
  AGCO*                                         (200)               (4)
  Airgas                                        (350)               (9)
  Carmax*                                       (300)               (8)
  CDW                                           (225)              (13)
  Centex                                        (525)              (37)
  Cephalon*                                     (275)              (11)
  ChoicePoint*                                  (325)              (13)
  CommScope*                                    (250)               (4)
  Crane                                         (475)              (13)
  Cree*                                         (250)               (6)
  Cytyc*                                        (500)              (11)
  Dollar Tree Stores*                           (500)              (12)
  Entercom Communications*                      (225)               (7)
  Fannie Mae                                    (450)              (26)
  Freddie Mac                                   (550)              (36)
  Graco                                         (300)              (10)
  Hanover Compressor*                           (425)               (5)
  iShares Dow Jones US Real Estate
    Index Fund                                (2,300)             (146)
  Jack Henry & Associates                       (700)              (13)
  JB Hunt Transport Services                    (450)               (9)
  KB Home                                       (500)              (38)
  Kennametal                                    (250)              (11)
  Korn/Ferry International*                     (250)               (4)
  Lattice Semiconductor*                      (1,025)               (5)
  Lee Enterprises                               (300)              (12)
  Martek Biosciences*                           (125)               (5)
  Mohawk Industries*                            (150)              (12)
  MPS Group*                                    (400)               (4)
  Nordson                                       (175)               (6)
  Par Pharmaceutical*                           (275)               (9)
  Perrigo                                       (725)              (10)
  Regis                                         (275)              (11)
  RSA Security*                                 (275)               (3)
  Sensient Technologies                         (200)               (4)
  Sonoco Products                               (475)              (13)
  Steel Dynamics                                (125)               (3)
  Thor Industries                               (150)               (5)
  Universal                                     (275)              (12)
                                                          ------------
Total Securities Sold Short (-14.7%)
  (Proceeds $(561))                                       $       (568)
                                                          ============

Percentages are based on Net Assets of $3,857,480.
* Non-income producing security.
(A) All or a portion of this security has been pledged as collateral for securities sold short.
ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments and securities sold short was $3,602,291 and the unrealized appreciation and depreciation were $178,777 and $(88,987), respectively.

SHORT SALES
As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sales will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)         Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (80.8%)
   FHLMC CMO/REMIC
   Ser 1106, Cl E
     7.500%, 07/15/06                        $     1      $          1
   Ser 1377, Cl F (A)
     3.750%, 09/15/07                            199               199
   Ser 1544, Cl L (A)
     3.770%, 07/15/08                            133               133
   Ser 1832, Cl E
     6.500%, 07/15/10                            241               241
   Ser 2416, Cl PN
     6.000%, 11/15/28                          1,444             1,447
   Ser 2440, Cl OG
     6.500%, 12/15/30                          2,372             2,395
   Ser 2463, Cl PE
     6.000%, 03/15/28                          3,836             3,856
   Ser 2483, Cl DC
     5.500%, 07/15/14                            686               687
   Ser 2520, Cl BD
     5.250%, 10/15/31                          1,687             1,704
   Ser 2527, Cl LT
     3.870%, 12/15/28                          1,601             1,599
   Ser 2527, Cl LU
     3.790%, 12/15/28                          2,431             2,427
   Ser 2537, Cl LA
     4.250%, 05/15/30                          2,184             2,182
   Ser 2571, Cl FN (A)
     3.870%, 08/15/32                         10,565            10,697
   Ser 2575, Cl LM
     4.500%, 05/15/32                          2,328             2,335
   Ser 2586, Cl WA
     4.000%, 12/15/32                          3,799             3,789
   Ser 2586, Cl XG
     4.000%, 12/15/32                          6,776             6,586
   Ser 2590, Cl UL
     3.750%, 03/15/32                          2,493             2,474
   Ser 2594, Cl YA
     4.000%, 04/15/23                          2,903             2,884
   Ser 2628, Cl F (A)
     3.620%, 06/15/32                          4,246             4,261
   Ser 2649, Cl PJ
     3.500%, 06/15/33                          2,782             2,731
   Ser 2650, Cl FX (A)
     3.620%, 12/15/32                          8,611             8,649
   Ser 2720, Cl FA (A)
     3.620%, 01/15/29                          2,930             2,936
   Ser 2750, Cl FG (A)
     3.620%, 02/15/34                          5,369             5,388
   Ser 2752, Cl FM (A)
     3.570%, 12/15/30                          3,905             3,908
   Ser 2752, Cl FP (A)
     4.620%, 02/15/34                          2,032             2,039
   Ser 2764, Cl FB (A)
     3.570%, 03/15/31                          4,171             4,175
   Ser 2770, Cl FH (A)
     3.620%, 03/15/34                          4,673             4,710
   Ser 2778, Cl FV (A)
     3.820%, 03/15/34                          1,575             1,587
   Ser 2799, Cl F (A)
     3.820%, 05/15/34                          5,938             5,957
   Ser 2822, Cl FD (A)
     3.820%, 03/15/33                          1,444             1,447
   Ser 2822, Cl FP (A)
     3.820%, 11/15/32                          4,545             4,561

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)         Value (000)
--------------------------------------------------------------------------------
   Ser 2827, Cl FW (A)
     4.020%, 07/15/34                        $ 9,719      $      9,747
   Ser 2858, Cl HF (A)
     3.770%, 09/15/34                          4,293             4,293
   Ser 2876, Cl FH (A)
     3.770%, 10/15/34                          4,641             4,659
   Ser 2878, Cl FD (A)
     3.820%, 10/15/34                          8,777             8,751
   Ser 2886, Cl BF (A)
     3.720%, 11/15/34                          2,691             2,695
   Ser 2892, Cl KF (A)
     3.870%, 11/15/34                          7,516             7,528
   Ser 2894, Cl FB (A)
     3.820%, 11/15/34                          8,183             8,232
   Ser 2921, Cl JF (A)
     3.720%, 01/15/35                          4,973             4,972
   FHLMC
   Pool # G11673
     7.000%, 12/01/12                          6,111             6,397
   Pool #184967
     7.750%, 08/01/08                             26                27
   Pool #B15413
     8.000%, 03/01/11                            759               808
   Pool #E00746
     7.000%, 09/01/14                          2,063             2,160
   Pool #E64944
     7.000%, 07/01/11                            288               302
   Pool #G10665
     7.000%, 03/01/12                          2,340             2,450
   Pool #G10822
     7.000%, 07/01/13                          4,416             4,625
   Pool #G11656
     7.000%, 06/01/17                          4,380             4,585
   Pool #M90686
     5.500%, 12/01/06                            284               286
   FNMA CMO/REMIC
   Ser 2005-16, Cl FW
     4.214%, 01/25/35                          6,989             7,037
   Ser 2001-4, Cl PB
     7.000%, 04/25/20                            565               564
   Ser 2002-67, Cl AM
     5.000%, 11/25/15                          3,119             3,148
   Ser 2002-81, Cl F (A)
     3.814%, 04/25/32                         15,000            15,152
   Ser 2002-82, Cl FP (A)
     3.814%, 02/25/32                          5,000             5,051
   Ser 2002-87, Cl FB (A)
     3.824%, 10/25/31                          2,000             2,022
   Ser 2003-119, Cl PU
     4.000%, 11/25/33                          3,332             3,296
   Ser 2003-33, Cl AM
     4.250%, 05/25/33                          1,493             1,495
   Ser 2003-33, Cl AU
     4.000%, 03/25/33                          2,343             2,256
   Ser 2003-34, Cl AD
     4.000%, 01/25/32                          1,904             1,892
   Ser 2003-34, Cl FX (A)
     4.411%, 05/25/33                          1,703             1,715
   Ser 2003-61, Cl FK (A)
     4.814%, 08/25/33                         11,577            11,810
   Ser 2003-69, Cl NF (A)
     4.840%, 07/25/33                          3,844             3,891

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)         Value (000)
--------------------------------------------------------------------------------
   Ser 2003-76, Cl FB (A)
     3.764%, 08/25/33                        $ 3,787      $      3,801
   Ser 2003-81, Cl FE (A)
     3.814%, 09/25/33                          6,534             6,594
   Ser 2004-29, Cl HF (A)
     4.764%, 07/25/33                          1,463             1,467
   Ser 2004-96, Cl LF (A)
     4.314%, 12/25/34                          4,474             4,505
   FNMA
   Pool #190054
     7.000%, 10/01/13                            493               517
   Pool #190658
     7.000%, 02/01/09                          1,700             1,761
   Pool #253472
     7.500%, 09/01/10                            319               340
   Pool #519992
     7.000%, 10/01/14                            305               320
   Pool #535635
     8.500%, 06/01/12                            747               775
   Pool #545304
     7.500%, 11/01/31                          3,818             4,079
   Pool #555646
     7.500%, 09/01/16                          2,112             2,235
   Pool #704214
     7.500%, 12/01/27                          1,672             1,791
   GNMA ARM
   Pool #8103 (A)
     4.625%, 02/20/16                             68                69
   Pool #8287 (A)
     4.125%, 11/20/17                             69                70
   Pool #8297 (A)
     4.125%, 12/20/17                            120               122
   Pool #8321 (A)
     4.625%, 02/20/18                            266               265
   Pool #8333 (A)
     4.625%, 03/20/18                            185               187
   Pool #8345 (A)
     4.000%, 04/20/18                            106               106
   Pool #8366 (A)
     3.375%, 06/20/18                            113               114
   Pool #8404 (A)
     3.750%, 09/20/18                              7                 7
   Pool #8405 (A)
     4.000%, 09/20/18                             60                61
   Pool #8462 (A)
     4.375%, 02/20/19                             12                12
   Pool #8489 (A)
     4.000%, 04/20/19                            106               106
   GNMA CMO/REMIC
   Ser 2003-34, Cl PM
     4.000%, 04/20/33                          7,244             7,158
   GNMA Pool #781140
     7.000%, 10/15/14                          4,285             4,508
                                                          ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $269,568)                                              270,801
                                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (11.6%)
   FHLB
     4.570%, 05/19/10                         10,000            10,000
     4.360%, 12/07/07                          9,000             9,000
     3.305%, 04/27/07                         10,000             9,991

--------------------------------------------------------------------------------
                                            Face Amount
                                           (000)/Shares    Value (000)
--------------------------------------------------------------------------------
   FHLB (A)
     4.750%, 09/29/14                        $ 3,000      $      2,959
     3.400%, 06/08/06                          2,000             1,995
     3.240%, 02/22/07                          5,000             4,985
                                                          ------------
Total U.S. Government Agency Obligations
  (Cost $38,996)                                                38,930
                                                          ------------
REPURCHASE AGREEMENT (7.6%)
PNC Capital Markets 2.950%, dated
  06/30/05, to be repurchased on 07/01/05,
  repurchase price $25,643,101
  (collateralized by a U.S. Government
  obligation, 4.000%, 09/22/09, par value
  $25,641,000, total market value
  $25,641,570) (B)                            25,641            25,641
                                                          ------------

Total Repurchase Agreement
  (Cost $25,641)                                                25,641
                                                          ------------
CASH EQUIVALENT (0.0%)
  BlackRock TempCash Fund,
  Institutional Shares                           318                --
                                                          ------------
Total Cash Equivalent
  (Cost $--)                                                        --
                                                          ------------
Total Investments (100.0%)
  (Cost $334,205)                                         $    335,372
                                                          ============

Percentages are based on Net Assets of $335,430,326.
(A) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on June 30, 2005.
(B) Tri-Party Repurchase Agreement
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

At June 30, 2005, the tax basis cost of the Fund's investments was $334,205,413 and the unrealized appreciation and depreciation were $1,585,748 and $(419,267), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)         Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (77.7%)
   FHLMC CMO/REMIC
   Ser 1093, Cl F
     7.500%, 06/15/06                        $    12      $         12
   Ser 1538, Cl J
     6.500%, 06/15/08                            160               164
   Ser 2416, Cl PN
     6.000%, 11/15/28                          1,444             1,447
   Ser 2509, Cl EA
     4.000%, 12/15/12                          1,063             1,061
   Ser 2510, Cl TA
     4.000%, 06/15/32                          1,312             1,289
   Ser 2515, Cl ED
     5.000%, 03/15/17                          3,149             3,183
   Ser 2537, Cl LA
     4.250%, 05/15/30                          2,162             2,160
   Ser 2541, Cl MC
     6.000%, 01/15/29                          1,815             1,832
   Ser 2543, Cl YJ
     4.500%, 03/15/32                          2,418             2,407
   Ser 2566, Cl LM
     4.500%, 04/15/32                          1,684             1,677
   Ser 2575, Cl QP
     4.500%, 11/15/31                          2,096             2,092
   Ser 2583, Cl ND
     4.250%, 12/15/10                          1,244             1,243
   Ser 2586, Cl XG
     4.000%, 12/15/32                          1,694             1,647
   Ser 2590, Cl QY
     3.750%, 04/15/28                          1,512             1,494
   Ser 2590, Cl UL
     3.750%, 03/15/32                          3,132             3,109
   Ser 2596, Cl QE
     4.000%, 03/15/33                          2,083             2,035
   Ser 2649, Cl PJ
     3.500%, 06/15/33                          5,013             4,921
   Ser 2744, Cl TA
     5.500%, 03/15/26                          3,843             3,904
   FHLMC
   Pool #C46122
     7.000%, 01/01/26                          1,157             1,223
   Pool #C66916
     7.000%, 05/01/32                            271               286
   Pool #D94598
     6.500%, 04/01/21                            317               329
   Pool #E97227
     7.000%, 09/01/14                            566               593
   Pool #G10288
     6.000%, 09/01/09                             58                60
   Pool #G10446
     6.500%, 02/01/11                             86                89
   Pool #G30085
     7.500%, 10/01/17                            359               386
   Pool #M90771
     5.000%, 12/01/07                            931               944
   FNMA CMO/REMIC
   Ser 1991-133, Cl Z
     8.000%, 09/25/06                             60                61
   Ser 1991-72, Cl G
     8.000%, 07/25/06                             11                11
   Ser 1994-27, Cl PJ
     6.500%, 06/25/23                            399               405
   Ser 1997-81, Cl PC
     5.000%, 04/18/27                            160               160

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)         Value (000)
--------------------------------------------------------------------------------
   Ser 1999-15, Cl PC
     6.000%, 09/25/18                        $    60      $         62
   Ser 2002-71, Cl AP
     5.000%, 11/25/32                          1,879             1,893
   Ser 2002-72, Cl A
     5.000%, 10/25/15                            637               638
   Ser 2003-119, Cl PU
     4.000%, 11/25/33                          1,428             1,413
   Ser 2003-30, Cl MB
     4.000%, 06/25/27                          3,000             2,978
   Ser 2003-34, Cl GJ
     4.000%, 02/25/33                          5,251             5,186
   Ser 2003-42, Cl CA
     4.000%, 05/25/33                          1,630             1,603
   Ser 2003-7, Cl PA
     4.500%, 03/25/20                            825               824
   FNMA
   Pool #190054
     7.000%, 10/01/13                            947               993
   Pool #250477
     6.000%, 01/01/11                             45                46
   Pool #303096
     7.500%, 12/01/09                            122               128
   Pool #313429
     7.000%, 03/01/12                            348               365
   Pool #323441
     7.000%, 12/01/13                            638               669
   Pool #323493
     7.500%, 12/01/28                          2,414             2,586
   Pool #323832
     7.500%, 07/01/29                            362               388
   Pool #334593
     7.000%, 05/01/24                             23                24
   Pool #404993
     7.500%, 11/01/27                          1,482             1,586
   Pool #535560
     7.000%, 08/01/14                          5,505             5,771
   Pool #545304
     7.500%, 11/01/31                          4,071             4,350
   Pool #546474
     7.000%, 01/01/15                            938               983
   Pool #6222
     9.000%, 04/01/16                             47                49
   Pool #647567
     6.000%, 06/01/17                            766               792
   Pool #665773
     7.500%, 06/01/31                            860               921
   Pool #704214
     7.500%, 12/01/27                            947             1,014
   Pool #725284
     7.000%, 11/01/18                          2,606             2,732
   Pool #743490
     4.000%, 10/01/33                          1,087             1,027
   Pool #794717
     7.500%, 06/01/31                          4,225             4,523
   Pool #8245
     8.000%, 12/01/08                             69                72
   GNMA ARM
   Pool #8426 (A)
     4.125%, 11/20/18                             36                37
   GNMA CMO/REMIC
   Ser 2002-13, Cl A
     6.000%, 10/16/30                            272               273

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)         Value (000)
--------------------------------------------------------------------------------
   Ser 2002-72, Cl AB
     4.500%, 10/20/32                        $ 1,976      $      1,960
   GNMA
   Pool #2707
     5.500%, 01/20/14                             16                17
   Pool #2802
     5.500%, 07/20/14                             18                19
   Pool #2843
     5.500%, 11/20/14                            227               234
   Pool #2999
     7.500%, 11/20/30                          2,114             2,255
   Pool #344233
     8.000%, 02/15/23                            143               155
   Pool #345123
     8.000%, 12/15/23                            324               351
   Pool #351122
     6.500%, 07/15/08                             41                42
   Pool #357343
     6.500%, 10/15/08                             21                22
   Pool #462486
     6.500%, 01/15/13                             72                75
   Pool #569337
     6.500%, 04/15/22                            104               109
   Pool #578189
     6.000%, 02/15/32                             80                83
   Pool #780322
     8.000%, 11/15/22                            175               190
   Pool #780327
     8.000%, 11/15/17                             93               101
   Pool #780604
     7.000%, 07/15/12                          1,184             1,239
   Pool #781140
     7.000%, 10/15/14                          2,198             2,313
   Pool #814
     8.000%, 08/20/17                            230               248
                                                          ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $93,495)                                                93,563
                                                          ------------
U.S. TREASURY OBLIGATION (8.4%)
   U.S. Treasury Note (C)
     4.000%, 04/15/10                         10,000            10,109
                                                          ------------
Total U.S. Treasury Obligation
  (Cost $10,032)                                                10,109
                                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.8%)
   FHLB
     6.000%, 03/30/20                          5,000             4,945
   FHLB (A)
     4.750%, 09/29/14                          4,000             3,945
     3.790%, 04/26/19                            500               495
                                                          ------------
Total U.S. Government Agency Obligations
  (Cost $9,471)                                                  9,385
                                                          ------------
CERTIFICATE OF DEPOSIT (1.7%)
   Deutsche Bank
     5.375%, 06/02/08                          2,000             1,999
                                                          ------------
Total Certificate of Deposit
  (Cost $1,999)                                                  1,999
                                                          ------------

--------------------------------------------------------------------------------
                                            Face Amount
                                           (000)/Shares    Value (000)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (6.9%)
  BlackRock Institutional Money Market
  Trust                                    8,330,000      $      8,330
                                                          ------------
Total Short-Term Investment Held as
  Collateral for Loaned Securities
   (Cost $8,330)                                                 8,330
                                                          ------------
REPURCHASE AGREEMENT (4.2%)
PNC Capital Markets 2.950%, dated
  06/30/05, to be repurchased on 07/01/05,
  repurchase price $5,071,416
  (collateralized by a U.S. Government
  obligation, 4.000%, 09/22/09, par value
  $5,071,000, total market value
  $5,071,230) (B)                            $ 5,071             5,071
                                                          ------------
Total Repurchase Agreement
  (Cost $5,071)                                                  5,071
                                                          ------------
CASH EQUIVALENT (0.0%)
  BlackRock TempCash Fund,
  Institutional Shares                         1,167                 1
                                                          ------------
Total Cash Equivalent
  (Cost $1)                                                          1
                                                          ------------
Total Investments (106.7%)
  (Cost $128,399)                                         $    128,458
                                                          ============

Percentages are based on Net Assets of $120,419,261.
(A) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on June 30, 2005.
(B) Tri-Party Repurchase Agreement
(C) The security or a portion of the security is on loan at June 30, 2005.
The total value of securities on loan at June 30, 2005 was $8,154,842.
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

At June 30, 2005, the tax basis cost of the Fund's investments was $128,398,991 and the unrealized appreciation and depreciation were $607,694 and $(548,616), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CHARTWELL HIGH YIELD FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS (95.2%)

CONSUMER DISCRETIONARY (31.1%)
    Albritton Communications
      7.750%, 12/15/12                   $          80      $          79
    Allied Security Escrow
      11.375%, 07/15/11                             80                 78
    Aztar
      7.875%, 06/15/14                              65                 69
    Brown Shoe Company (A)
      8.750%, 05/01/12                              65                 68
    Cablevision Systems, Ser B
      8.000%, 04/15/12                              75                 74
    Charter Communications (A)
      8.000%, 04/30/12                              75                 75
    Chattem
      7.000%, 03/01/14                              75                 77
    Commercial Vehicle Group (A)
      8.000%, 07/01/13                              65                 65
    DIRECTV Holdings (A)
      6.375%, 06/15/15                              75                 75
    Echostar DBS
      6.625%, 10/01/14                              75                 74
    H&E Equipment
      11.125%, 06/15/12                             85                 94
    Intrawest
      7.500%, 10/15/13                              75                 77
    Invista (A)
      9.250%, 05/01/12                              75                 82
    Jean Countu Group (D)
      8.500%, 08/01/14                              95                 94
    LCE Aquisition (A)
      9.000%, 08/01/14                              90                 87
    MTR Gaming Group, Ser B
      9.750%, 04/01/10                              70                 76
    Mediacom Broadband
      11.000%, 07/15/13                             75                 81
    Norcraft
      9.000%, 11/01/11                              45                 46
    Sonic Automotive, Ser B
      8.625%, 08/15/13                              55                 56
    Starwood Hotels & Resorts
      7.375%, 11/15/15                              90                100
    Tenneco Automotive (D)
      8.625%, 11/15/14                              70                 70
    Time Warner (D)
      9.750%, 07/15/08                              70                 70
    Town Sports International
      9.625%, 04/15/11                              10                 10
    United Rentals (D)
      7.750%, 11/15/13                              95                 93
    Universal City Florida
      8.375%, 05/01/10                              80                 83
    Vertis, Ser B (D)
      10.875%, 06/15/09                             55                 53
    W.H. Holdings
      9.500%, 04/01/11                               6                  6
    Wynn Las Vegas (A)
      6.625%, 12/01/14                              75                 73
                                                            -------------
                                                                    1,985
                                                            -------------
CONSUMER STAPLES (5.1%)
    American Seafood Group
      10.125%, 04/15/10                             85                 91

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------
    Chiquita Brands International
      7.500%, 11/01/14                    $         75       $         70
    Stater Brothers Holdings
      8.125%, 06/15/12                              85                 83
    United Agri Products
      8.250%, 12/15/11                              77                 79
                                                            -------------
                                                                      323
                                                            -------------
ENERGY (3.4%)
    Belden & Blake
      8.750%, 07/15/12                              70                 69
    Kerr-McGee
      7.000%, 11/01/11                              75                 75
    Whiting Petroleum
      7.250%, 05/01/13                              70                 71
                                                            -------------
                                                                      215
                                                            -------------
FINANCIALS (5.0%)
    Bluewater Finance
      10.250%, 02/15/12                             75                 80
    E*Trade Financial
      8.000%, 06/15/11                              80                 84
    La Quinta Properties
      8.875%, 03/15/11                              80                 87
    LaBranche
      11.000%, 05/15/12                             65                 70
                                                            -------------
                                                                      321
                                                            -------------
HEALTH CARE (3.7%)
    HCA
      5.750%, 03/15/14                              90                 90
    Iasis Healthcare
      8.750%, 06/15/14                              90                 98
    Norcross Safety Products, Ser B
      9.875%, 08/15/11                              50                 52
                                                            -------------
                                                                      240
                                                            -------------
INDUSTRIALS (23.4%)
    Aearo
      8.250%, 04/15/12                              20                 20
    Allied Waste North America, Ser B
      8.500%, 12/01/08                              80                 84
    Buhrmann US
      8.250%, 07/01/14                              90                 90
    CE Generation
      7.416%, 12/15/18                              95                101
    Cenveo
      9.625%, 03/15/12                              60                 65
    Coinmach
      9.000%, 02/01/10                             112                115
    Continental Airlines (D)
      8.000%, 12/15/05                             100                100
    Douglas Dynamics (A)
      7.750%, 01/15/12                              75                 73
    Geo Group
      8.250%, 07/15/13                             125                121
    Goodman Global Holdings (A)
      7.875%, 12/15/12                              75                 69
    Koppers Industries
      9.875%, 10/15/13                              75                 81
    Noble Group (A)
      6.625%, 03/17/15                              90                 83
    Ply Gem Industries
      9.000%, 02/15/12                              85                 72

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION CHARTWELL HIGH YIELD FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------
    Sensus Metering Systems
      8.625%, 12/15/13                    $         80       $         74
    Ship Finance International
      8.500%, 12/15/13                             100                 95
    Spectrum Brands
      8.500%, 10/01/13                              85                 89
    Tech Olympic USA
      9.000%, 07/01/10                              75                 77
    Williams Scotsman
      9.875%, 06/01/07                              85                 85
                                                            -------------
                                                                    1,494
                                                            -------------
MATERIALS (7.8%)
    Ainsworth Lumber
      7.250%, 10/01/12                              65                 62
    California Steel Industries
      6.125%, 03/15/14                              80                 75
    Freeport-McMoRan Copper & Gold
      10.125%, 02/01/10                             70                 78
    Propex Fabrics
      10.000%, 12/01/12                             95                 90
    Russel Metals
      6.375%, 03/01/14                              75                 70
    Solo Cup
      8.500%, 02/15/14                             105                 98
    Wolverine Tube (D)
      10.500%, 04/01/09                             25                 24
                                                            -------------
                                                                      497
                                                            -------------
TELECOMMUNICATION SERVICES (9.9%)
    Centennial Cellular
      10.125%, 06/15/13                             80                 90
    Cincinnati Bell (A)
      8.375%, 01/15/14                             100                102
    Intelsat Bermuda (A)(B)
      7.805%, 01/15/12                              95                 97
    Qwest (A)
      7.625%, 06/15/15                              85                 87
    Rogers Wireless
      7.250%, 12/15/12                              75                 81
    Superior Essex Communications
      9.000%, 04/15/12                              75                 74
    Ubiquitel Operating
      9.875%, 03/01/11                              90                 99
                                                            -------------
                                                                      630
                                                            -------------
UTILITIES (5.8%)
    AES
      9.500%, 06/01/09                              95                106
    Consumers Energy
      6.300%, 02/01/12                              75                 76
    MSW Energy Holdings, Ser B
      7.375%, 09/01/10                              15                 15
    Reliant Energy
      6.750%, 12/15/14                              75                 73
    Tenaska Alabama (A)
      7.000%, 06/30/21                             100                101
                                                            -------------
                                                                      371
                                                            -------------
Total Corporate Bonds
  (Cost $6,271)                                                     6,076
                                                            -------------

--------------------------------------------------------------------------------
                                             Face Amount
                                            (000)/Shares    Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (2.2%)

INDUSTRIALS (2.2%)
  Coinmach Service                               5,000       $         67
  Synagro Technologies                          15,000                 73
                                                             ------------
                                                                      140
                                                             ------------
Total Common Stock
  (Cost $141)                                                         140
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (8.2%)
  BlackRock Institutional Money Market
  Trust                                        524,600                525
                                                             ------------

Total Short-Term Investment Held as
  Collateral for Loaned Securities
    (Cost $525)                                                       525
                                                             ------------
CASH EQUIVALENT (1.8%)
  BlackRock TempCash Fund,
  Institutional Shares                         117,349                117
                                                             ------------
Total Cash Equivalent
  (Cost $117)                                                         117
                                                             ------------

REPURCHASE AGREEMENT (1.7%)
PNC Capital Markets 2.950%, dated
  06/30/05, to be repurchased on 07/01/05,
    repurchase price $111,009
    (collateralized by a U.S. Government
    obligation, 4.000%, 09/22/09,
    par value $111,000, total market
    value $111,555)(C)                    $        111                111
                                                             ------------

Total Repurchase Agreement
  (Cost $111)                                                         111
                                                             ------------

Total Investments (109.1%)
  (Cost $7,165)                                             $       6,969
                                                            =============


Percentages are based on Net Assets of $6,388,735.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Security is considered liquid.
(B) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on June 30, 2005.
(C) Tri-Party Repurchase Agreement
(D) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $513,627.
Ser -- Series

At June 30, 2005, the tax basis cost of the Fund's investments was $7,164,836 and the unrealized appreciation and depreciation were $26,541 and $(222,198), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION HLAM LARGE CAP QUALITY GROWTH FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (99.1%)

CONSUMER DISCRETIONARY (21.3%)
  Comcast, Cl A*                                17,145      $         526
  Harley-Davidson                               14,195                704
  Home Depot                                    17,670                687
  International Game Technology                 14,295                402
  Omnicom Group (A)                              9,885                790
  Viacom, Cl B                                  10,885                349
                                                            -------------
                                                                    3,458
                                                            -------------
CONSUMER STAPLES (8.3%)
  PepsiCo                                       11,105                599
  Walgreen                                      16,200                745
                                                            -------------
                                                                    1,344
                                                            -------------
FINANCIALS (18.7%)
  American International Group                  17,491              1,016
  Freddie Mac                                    7,845                512
  Morgan Stanley                                13,740                721
  Synovus Financial                             27,020                775
                                                            -------------
                                                                    3,024
                                                            -------------
HEALTH CARE (25.1%)
  Allergan (A)                                   8,990                766
  Amgen*                                         9,970                603
  Cardinal Health                                9,470                545
  Johnson & Johnson                             10,020                651
  Pfizer                                        18,715                516
  Varian Medical Systems*                        9,680                362
  Waters*                                       16,905                629
                                                            -------------
                                                                    4,072
                                                            -------------
INDUSTRIALS (4.9%)
  Cintas                                         8,480                327
  Dover                                         12,935                471
                                                            -------------
                                                                      798
                                                            -------------
INFORMATION TECHNOLOGY (17.6%)
  Applied Materials (A)*                        44,145                714
  Automatic Data Processing                     15,815                664
  First Data                                    11,715                470
  Microsoft                                     23,835                592
  Texas Instruments                             14,710                413
                                                            -------------
                                                                    2,853
                                                            -------------
TELECOMMUNICATION SERVICES (3.2%)
  Nokia ADR                                     30,945                515
                                                            -------------
Total Common Stock
  (Cost $10,793)                                                   16,064
                                                            -------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (10.8%)
  BlackRock Institutional Money Market
    Trust                                    1,749,205              1,749
                                                            -------------
Total Short-Term Investment Held as Collateral for Loaned
  Securities
  (Cost $1,749)                                                     1,749
                                                            -------------

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT (1.0%)
  BlackRock TempCash Fund,
    Institutional Shares                       154,365       $        154
                                                             ------------
Total Cash Equivalent
  (Cost $154)                                                         154
                                                             ------------
Total Investments (110.9%)
  (Cost $12,696)                                             $     17,967
                                                             ============


Percentages are based on Net Assets of $16,200,234.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $1,673,194.
ADR - American Depositary Receipt
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $12,696,341 and the unrealized appreciation and depreciation were $5,711,734 and $(441,261), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION HLAM LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (96.9%)

CONSUMER DISCRETIONARY (27.9%)
  Comcast, Cl A*                                 1,785       $         55
  Gannett                                          360                 26
  Harley-Davidson                                  940                 47
  Home Depot                                     1,855                 72
  Mattel                                         2,255                 41
  Nike, Cl B                                       335                 29
  Omnicom Group                                    570                 45
  TJX                                            1,650                 40
  Walt Disney                                    1,775                 45
                                                             ------------
                                                                      400
                                                             ------------
CONSUMER STAPLES (11.2%)
  CVS                                            2,110                 62
  Gillette                                         775                 39
  PepsiCo                                        1,115                 60
                                                             ------------
                                                                      161
                                                             ------------
FINANCIALS (29.6%)
  American International Group                     840                 49
  Berkshire Hathaway, Cl B*                         40                111
  Cincinnati Financial                           1,650                 65
  Freddie Mac                                      700                 46
  Synovus Financial                              1,725                 50
  US Bancorp (A)                                 1,840                 54
  Washington Mutual                              1,215                 49
                                                             ------------
                                                                      424
                                                             ------------
HEALTH CARE (13.7%)
  Allergan (A)                                     310                 27
  Johnson & Johnson (A)                            615                 40
  Pfizer                                         1,535                 42
  Waters*                                        1,340                 50
  Wyeth                                            840                 37
                                                             ------------
                                                                      196
                                                             ------------
INDUSTRIALS (3.4%)
Tyco International (A)                           1,695                 49
                                                             ------------
INFORMATION TECHNOLOGY (11.1%)
  Automatic Data Processing                      1,510                 63
  Cisco Systems*                                 2,335                 45
  First Data                                     1,290                 52
                                                             ------------
                                                                      160
                                                             ------------
Total Common Stock
  (Cost $1,374)                                                     1,390
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (12.1%)
  BlackRock Institutional Money Market
  Trust                                        172,790                173
                                                             ------------
Total Short-Term Investment Held as
  Collateral for Loaned Securities
  (Cost $173)                                                         173
                                                             ------------

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT (3.5%)
  BlackRock TempCash Fund,
  Institutional Shares                          50,235       $         50
                                                             ------------
Total Cash Equivalent
  (Cost $50)                                                           50
                                                             ------------
Total Investments (112.5%)
  (Cost $1,597)                                              $      1,613
                                                             ============


Percentages are based on Net Assets of $1,433,748.
* Non-income producing security.
(A) The security or a portion of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005, was $167,064.
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $1,596,768 and the unrealized appreciation and depreciation were $72,711 and $(56,992), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (99.3%)

CONSUMER DISCRETIONARY (10.1%)
   Best Buy                                     20,145       $      1,381
   Dollar Tree Stores (A)*                      69,280              1,663
   Home Depot                                   85,880              3,341
   Viacom, Cl B                                131,376              4,206
   Walt Disney                                 231,785              5,836
                                                             ------------
                                                                   16,427
                                                             ------------
CONSUMER STAPLES (5.8%)
   Altria Group (A)                             67,475              4,363
   Anheuser-Busch                               62,365              2,853
   Procter & Gamble (A)                         43,960              2,319
                                                             ------------
                                                                    9,535
                                                             ------------
ENERGY (13.9%)
   Devon Energy                                104,030              5,272
   Exxon Mobil                                 193,200             11,103
   Marathon Oil                                 59,500              3,176
   National Oilwell Varco*                      65,060              3,093
                                                             ------------
                                                                   22,644
                                                             ------------
FINANCIALS (36.2%)
   Bear Stearns (A)                             52,420              5,449
   Capital One Financial                        56,615              4,530
   Centerpoint Properties Trust                 47,345              2,003
   Citigroup                                   171,710              7,938
   Everest Re Group (A)                         33,430              3,109
   Fifth Third Bancorp (A)                      70,510              2,906
   Host Marriott                               139,700              2,445
   MBNA                                        206,780              5,409
   North Fork Bancorporation                   218,600              6,140
   Radian Group                                 49,035              2,315
   State Street (A)                             68,300              3,296
   TCF Financial                                84,600              2,189
   Torchmark                                    46,591              2,432
   Washington Mutual (A)                        39,250              1,597
   Wells Fargo                                 120,325              7,410
                                                             ------------
                                                                   59,168
                                                             ------------
HEALTH CARE (7.1%)
   Pfizer                                      315,380              8,698
   WellPoint*                                   41,270              2,874
                                                             ------------
                                                                   11,572
                                                             ------------
INDUSTRIALS (5.6%)
   3M                                           24,965              1,805
   FedEx                                        24,940              2,021
   General Dynamics                             22,140              2,425
   Rockwell Automation                          59,745              2,910
                                                             ------------
                                                                    9,161
                                                             ------------
INFORMATION TECHNOLOGY (5.3%)
   Alliance Data Systems (A)*                   40,195              1,630
   Applied Materials (A)*                       83,420              1,350
   Dell*                                        33,005              1,304
   Flextronics International (A)*              131,255              1,734
   Microsoft                                   103,925              2,582
                                                             ------------
                                                                    8,600
                                                             ------------

MATERIALS (3.6%)
   Air Products & Chemicals                     33,400              2,014

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------
   E.I. Du Pont de Nemours                      61,785       $      2,657
   Weyerhaeuser                                 19,965              1,271
                                                             ------------
                                                                    5,942
                                                             ------------
TELECOMMUNICATION SERVICES (4.8%)
   Alltel (A)                                   51,376              3,200
   Sprint (A)                                  184,460              4,628
                                                             ------------
                                                                    7,828
                                                             ------------

UTILITIES (6.9%)
   Entergy                                      59,527              4,497
   FPL Group                                    91,560              3,851
   PG&E                                         77,280              2,901
                                                             ------------
                                                                   11,249
                                                             ------------
Total Common Stock
   (Cost $142,232)                                                162,126
                                                             ------------

EXCHANGE TRADED FUND (0.9%)
   iShares Russell 1000 Value Index Fund        20,815              1,387
                                                             ------------
   Total Exchange Traded Fund
   (Cost $1,278)                                                    1,387
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (18.7%)
   BlackRock Institutional Money Market
     Trust                                  30,580,060             30,580
                                                             ------------
Total Short-Term Investment Held as Collateral
   for Loaned Securities
   (Cost $30,580)                                                  30,580
                                                             ------------
CASH EQUIVALENT (0.0%)
   PNC Bank Money Market Fund                   33,530                 34
                                                             ------------
Total Cash Equivalent
   (Cost $34)                                                          34
                                                             ------------

Total Investments (118.9%)
   (Cost $174,124)                                           $    194,127
                                                             ============

Percentages are based on Net Assets of $163,248,581.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $29,500,505.
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $174,123,730 and the unrealized appreciation and depreciation were $23,325,534 and $(3,322,928), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN SELECT VALUE FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (99.3%)

CONSUMER DISCRETIONARY (8.9%)
  Dollar Tree Stores (A)*                       80,875       $      1,941
  Walt Disney                                  150,180              3,782
                                                             ------------
                                                                    5,723
                                                             ------------
CONSUMER STAPLES (8.6%)
  Altria Group (A)                              45,745              2,958
  Anheuser-Busch                                22,850              1,045
  Wal-Mart Stores                               32,000              1,543
                                                             ------------
                                                                    5,546
                                                             ------------
ENERGY (13.8%)
  Devon Energy                                  64,180              3,253
  Exxon Mobil                                   58,560              3,365
  National Oilwell Varco*                       46,325              2,202
                                                             ------------
                                                                    8,820
                                                             ------------
FINANCIALS (34.0%)
  Capital One Financial                         39,675              3,174
  Citigroup                                     69,240              3,201
  Everest Re Group (A)                          24,345              2,264
  Fifth Third Bancorp (A)                       61,675              2,542
  Host Marriott                                 99,660              1,744
  MBNA                                         134,655              3,523
  North Fork Bancorporation                    122,145              3,431
  Wells Fargo                                   31,305              1,928
                                                             ------------
                                                                   21,807
                                                             ------------
HEALTH CARE (5.4%)
  Medicis Pharmaceutical, Cl A (A)              31,865              1,011
  Pfizer                                        89,250              2,462
                                                             ------------
                                                                    3,473
                                                             ------------
INDUSTRIALS (4.7%)
  FedEx                                         13,770              1,115
  Rockwell Automation                           39,600              1,929
                                                             ------------
                                                                    3,044
                                                             ------------
INFORMATION TECHNOLOGY (7.3%)
  Alliance Data Systems (A)*                    38,545              1,564
  Applied Materials*                            97,035              1,570
  Flextronics International*                   117,650              1,554
                                                             ------------
                                                                    4,688
                                                             ------------
MATERIALS (4.3%)
  Air Products & Chemicals                      28,445              1,715
  Weyerhaeuser                                  16,170              1,029
                                                             ------------
                                                                    2,744
                                                             ------------
TELECOMMUNICATION SERVICES (5.6%)
  Sprint (A)                                   143,085              3,590
                                                             ------------
UTILITIES (6.7%)
  FPL Group                                     55,410              2,330
  PG&E                                          51,775              1,944
                                                             ------------
                                                                    4,274
                                                             ------------
Total Common Stock
  (Cost $57,357)                                                   63,709
                                                             ------------

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND (0.6%)
  iShares Russell 1000 Value Index Fund          6,150       $        410
                                                             ------------
Total Exchange Traded Fund
  (Cost $414)                                                         410
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (21.6%)
  BlackRock Institutional Money Market
  Trust                                     13,858,040             13,858
                                                             ------------
Total Short-Term Investment Held as
  Collateral for Loaned Securities
  (Cost $13,858)                                                   13,858
                                                             ------------
CASH EQUIVALENT (0.2%)
  PNC Bank Money Market Fund                    98,342                 98
                                                             ------------
Total Cash Equivalent
  (Cost $98)                                                           98
                                                             ------------
Total Investments (121.7%)
  (Cost $71,727)                                             $     78,075
                                                             ============

Percentages are based on Net Assets of $64,171,998.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $13,475,794.
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $71,727,415 and the unrealized appreciation and depreciation were $8,100,714 and $(1,753,626), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (97.0%)

CONSUMER DISCRETIONARY (16.5%)
  Advance Auto Parts*                           27,095       $      1,749
  Aeropostale*                                  57,340              1,927
  Brinker International*                        23,330                934
  Centex                                        19,005              1,343
  Dollar Tree Stores (A)*                       83,522              2,005
  eBay*                                         46,419              1,532
  Harley-Davidson                               18,750                930
  Home Depot                                    72,925              2,837
  Kohl's*                                       30,275              1,693
  Marriott International, Cl A                  26,185              1,786
  Walt Disney                                   75,905              1,911
                                                             ------------
                                                                   18,647
                                                             ------------
CONSUMER STAPLES (12.9%)
  Altria Group (A)                              26,860              1,737
  Anheuser-Busch                                24,002              1,098
  PepsiCo                                       65,950              3,557
  Procter & Gamble (A)                          98,950              5,219
  Wal-Mart Stores                               61,512              2,965
                                                             ------------
                                                                   14,576
                                                             ------------
ENERGY (1.7%)
  National Oilwell Varco*                       41,270              1,962
                                                             ------------
FINANCIALS (9.4%)
  Bear Stearns (A)                              17,075              1,775
  Capital One Financial                         31,110              2,489
  Everest Re Group (A)                          13,215              1,229
  Fifth Third Bancorp (A)                       26,130              1,077
  Host Marriott                                 47,955                839
  MBNA                                         123,116              3,221
                                                             ------------
                                                                   10,630
                                                             ------------
HEALTH CARE (19.9%)
  Amgen*                                        40,162              2,428
  Cephalon*                                     27,550              1,097
  Cooper                                        23,900              1,454
  Health Management Associates, Cl A (A)        52,528              1,375
  Johnson & Johnson                             96,671              6,284
  Medicis Pharmaceutical, Cl A (A)              45,125              1,432
  Medtronic                                     75,947              3,933
  Pfizer                                        59,251              1,634
  WellPoint*                                    40,910              2,849
                                                             ------------
                                                                   22,486
                                                             ------------
INDUSTRIALS (7.2%)
  Cintas                                        28,435              1,098
  FedEx                                         18,035              1,461
  General Electric                                   1                 --
  L-3 Communications Holdings                   21,980              1,683
  Rockwell Automation                           56,170              2,736
  United Technologies                           21,465              1,102
                                                             ------------
                                                                    8,080
                                                             ------------
INFORMATION TECHNOLOGY (26.2%)
  Alliance Data Systems (A)*                    40,175              1,630
  Apple Computer*                               21,715                799
  Applied Materials (A)*                       158,095              2,558
  Cisco Systems*                               173,532              3,316
  Citrix Systems*                               85,000              1,841

--------------------------------------------------------------------------------
                                               Shares        Value (000)
--------------------------------------------------------------------------------
  Dell*                                         75,124       $      2,968
  Flextronics International*                    90,245              1,192
  Intel                                        132,783              3,460
  Microsoft                                    230,259              5,720
  Paychex                                       68,205              2,220
  Qualcomm                                      30,869              1,019
  Xilinx (A)                                    55,606              1,418
  Yahoo!*                                       40,435              1,401
                                                             ------------
                                                                   29,542
                                                             ------------
MATERIALS (2.0%)
  Air Products & Chemicals                      19,820              1,195
  Sealed Air*                                   21,630              1,077
                                                             ------------
                                                                    2,272
                                                             ------------
TELECOMMUNICATION SERVICES (1.2%)
  Sprint (A)                                    55,080              1,382
                                                             ------------
Total Common Stock
  (Cost $113,074)                                                 109,577
                                                             ------------
EXCHANGE TRADED FUNDS (2.4%)
  iShares Russell 1000 Growth Index
    Fund*                                       34,885              1,675
  iShares S&P MidCap 400/BARRA
    Growth Index Fund*                          15,800              1,097
                                                             ------------
Total Exchange Traded Funds
  (Cost $2,710)                                                     2,772
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (18.2%)
  BlackRock Institutional Money Market
    Trust                                   20,582,476             20,582
                                                             ------------
Total Short-Term Investment Held as
  Collateral for Loaned Securities
  (Cost $20,582)                                                   20,582
                                                             ------------
CASH EQUIVALENT (0.6%)
  PNC Bank Money Market Fund                   649,418                649
                                                             ------------
Total Cash Equivalent
  (Cost $649)                                                         649
                                                             ------------
Total Investments (118.2%)
  (Cost $137,015)                                            $    133,580
                                                             ============

Percentages are based on Net Assets of $112,974,375.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $19,907,050.
Cl -- Class
Amounts designated as "--" are either $0 or have been rounded to $0.

At June 30, 2005, the tax basis cost of the Fund's investments was $137,448,352, and the unrealized appreciation and depreciation were $11,279,953 and $(15,147,697), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN SMALL CAP FUND

--------------------------------------------------------------------------------
                                               Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (96.9%)

CONSUMER DISCRETIONARY (12.6%)
  Advance Auto Parts*                           15,194       $        981
  Aeropostale*                                  71,925              2,417
  California Pizza Kitchen*                     83,391              2,274
  Linens 'N Things*                             49,793              1,178
  Rent-Way*                                    196,811              1,936
  Stanley Furniture                             79,041              1,941
  Wolverine World Wide                          55,300              1,328
                                                             ------------
                                                                   12,055
                                                             ------------
CONSUMER STAPLES (4.3%)
  Hain Celestial Group*                        119,129              2,323
  Pantry*                                       45,758              1,772
                                                             ------------
                                                                    4,095
                                                             ------------
ENERGY (5.7%)
  Forest Oil*                                   73,616              3,092
  W-H Energy Services*                          94,151              2,347
                                                             ------------
                                                                    5,439
                                                             ------------
FINANCIALS (24.3%)
  ACE Cash Express*                             22,200                568
  Alexandria Real Estate Equities               24,022              1,764
  American Equity Investment Life
    Holding                                     97,172              1,154
  Capital Automotive REIT                       97,621              3,726
  Central Pacific Financial                     70,771              2,520
  Commercial Capital Bancorp                    45,440                759
  Community Banks                               63,417              1,644
  Euronet Worldwide*                            74,757              2,173
  Flagstar Bancorp (A)                          38,760                734
  IPC Holdings                                  32,636              1,293
  Metris*                                      356,938              5,161
  Trico Bancshares                              74,586              1,666
                                                             ------------
                                                                   23,162
                                                             ------------
HEALTH CARE (14.8%)
  Greatbatch*                                  107,312              2,565
  LabOne*                                       61,946              2,466
  Martek Biosciences*                           75,198              2,854
  Matria Healthcare*                           144,095              4,644
  Medicis Pharmaceutical, Cl A (A)              50,320              1,596
                                                             ------------
                                                                   14,125
                                                             ------------
INDUSTRIALS (10.5%)
  AMR (A)*                                      61,791                748
  Applied Films*                                73,502              1,882
  Greenbrier                                    35,990                975
  Layne Christensen*                            45,661                907
  Pacer International*                          52,204              1,138
  PLATO Learning*                              151,059              1,115
  Trex*                                         34,610                890
  Unifirst                                      25,140              1,019
  URS*                                          36,448              1,361
                                                             ------------
                                                                   10,035
                                                             ------------
INFORMATION TECHNOLOGY (14.9%)
  Aeroflex*                                    433,339              3,640
  Anteon International (A)*                     31,318              1,429
  Credence Systems*                            157,994              1,430
  Hyperion Solutions*                           94,805              3,815

--------------------------------------------------------------------------------
                                               Shares        Value (000)
--------------------------------------------------------------------------------
  j2 Global Communications*                     45,992       $      1,584
  Micrel*                                       72,605                836
  SBS Technologies*                             47,958                445
  Vishay Intertechnology*                       92,119              1,093
                                                             ------------
                                                                   14,272
                                                             ------------
MATERIALS (5.9%)
  Crown Holdings*                              168,156              2,393
  Ferro                                         53,711              1,067
  RPM International                            116,226              2,122
                                                             ------------
                                                                    5,582
                                                             ------------
TELECOMMUNICATION SERVICES (1.4%)
  Airspan Networks*                            150,392                835
  US LEC, Cl A*                                225,782                542
                                                             ------------
                                                                    1,377
                                                             ------------
UTILITIES (2.5%)
  New Jersey Resources                          22,623              1,092
  Northwest Natural Gas                         33,500              1,281
                                                             ------------
                                                                    2,373
                                                             ------------
Total Common Stock
  (Cost $74,923)                                                   92,515
                                                             ------------

EXCHANGE TRADED FUND (0.2%)
  iShares Russell 2000 Growth Index
    Fund*                                        3,463                224
                                                             ------------
Total Exchange Traded Fund
  (Cost $215)                                                         224
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (4.9%)
  BlackRock Institutional Money Market
    Trust                                    4,658,186              4,658
                                                             ------------
Total Short-Term Investment Held as
  Collateral for Loaned Securities
    (Cost $4,658)                                                   4,658
                                                             ------------
CASH EQUIVALENT (0.2%)
  PNC Bank Money Market Fund                   216,560                217
                                                             ------------
Total Cash Equivalent
  (Cost $217)                                                         217
                                                             ------------
Total Investments (102.2%)
  (Cost $80,013)                                             $     97,614
                                                             ============

Percentages are based on Net Assets of $95,524,488.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $4,505,084.
Cl -- Class
REIT -- Real Estate Investment Trust

At June 30, 2005, the tax basis cost of the Fund's investments was $80,013,233, and the unrealized appreciation and depreciation were $19,180,094 and $(1,578,530), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND

--------------------------------------------------------------------------------
                                               Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (99.6%)

CONSUMER DISCRETIONARY (11.2%)
  Best Buy (A)                                  14,714       $      1,009
  Carnival (A)                                  33,489              1,827
  Comcast, Cl A*                                48,333              1,484
  International Speedway, Cl A                  16,767                943
  Marriott International, Cl A                  10,328                704
  Nike, Cl B                                    25,621              2,219
  Viacom, Cl B                                  33,266              1,065
                                                             ------------
                                                                    9,251
                                                             ------------
CONSUMER STAPLES (9.5%)
  Estee Lauder, Cl A                            19,415                760
  JM Smucker                                    29,197              1,371
  Lancaster Colony                              20,814                893
  Wal-Mart Stores                               51,335              2,474
  Wm. Wrigley Jr                                33,661              2,317
                                                             ------------
                                                                    7,815
                                                             ------------
ENERGY (7.7%)
  Apache                                        23,817              1,539
  Chesapeake Energy (A)                         58,986              1,345
  Devon Energy                                  34,955              1,771
  Murphy Oil                                    32,910              1,719
                                                             ------------
                                                                    6,374
                                                             ------------
FINANCIALS (22.7%)
  Berkshire Hathaway, Cl B*                        725              2,018
  Capital One Financial                         24,130              1,931
  Commerce Bancshares (A)                       41,409              2,087
  Federated Investors, Cl B                     60,820              1,825
  Flagstar Bancorp (A)                          92,614              1,753
  MBNA                                          99,715              2,609
  Philadelphia Consolidated Holding (A)*         9,614                815
  Progressive                                   10,163              1,004
  SL Green Realty (A)                           29,719              1,917
  TCF Financial                                107,387              2,779
                                                             ------------
                                                                   18,738
                                                             ------------
HEALTH CARE (12.3%)
  Cephalon*                                     31,797              1,266
  Eli Lilly                                     51,536              2,871
  Medicis Pharmaceutical, Cl A (A)              47,698              1,513
  Stryker                                       60,327              2,869
  Universal Health Services, Cl B               25,918              1,612
                                                             ------------
                                                                   10,131
                                                             ------------
INDUSTRIALS (9.2%)
  Danaher                                       20,270              1,061
  Fastenal (A)                                  21,239              1,301
  General Dynamics                              13,795              1,511
  Illinois Tool Works                           18,066              1,440
  Molex, Cl A                                   57,245              1,344
  Werner Enterprises                            46,018                904
                                                             ------------
                                                                    7,561
                                                             ------------
INFORMATION TECHNOLOGY (17.8%)
  Dell*                                         65,170              2,575
  Fiserv*                                       33,300              1,430
  Marvell Technology Group*                     47,233              1,797
  Microsoft                                    162,906              4,047
  Paychex                                       49,788              1,620

--------------------------------------------------------------------------------
                                               Shares        Value (000)
--------------------------------------------------------------------------------
  Qualcomm                                      41,359       $      1,365
  Vishay Intertechnology*                       58,143                690
  Yahoo!*                                       32,501              1,126
                                                             ------------
                                                                   14,650
                                                             ------------
MATERIALS (4.1%)
  E.I. Du Pont de Nemours                       50,861              2,187
  Worthington Industries                        74,088              1,171
                                                             ------------
                                                                    3,358
                                                             ------------
TELECOMMUNICATION SERVICES (2.3%)
  Telephone & Data Systems*                     25,499                978
  Wireless Facilities*                         152,524                965
                                                             ------------
                                                                    1,943
                                                             ------------
UTILITIES (2.8%)
  AES*                                         143,341              2,348
                                                             ------------
Total Common Stock
  (Cost $69,154)                                                   82,169
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (13.8%)
  BlackRock Institutional Money Market
    Trust                                   11,337,582             11,338
                                                             ------------
Total Short-Term Investment Held as
  Collateral for Loaned Securities
    (Cost $11,338)                                                 11,338
                                                             ------------
CASH EQUIVALENT (0.4%)
  PNC Bank Money Market Fund                   322,950                323
                                                             ------------
Total Cash Equivalent
  (Cost $323)                                                         323
                                                             ------------
Total Investments (113.8%)
  (Cost $80,815)                                             $     93,830
                                                             ============


Percentages are based on Net Assets of $82,457,978.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $10,988,213.
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $80,830,793, and the unrealized appreciation and depreciation were $20,952,539 and $(7,953,582), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN TAXABLE BOND FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS (51.0%)

CONSUMER DISCRETIONARY (4.5%)
    Harman International
      7.320%, 07/01/07                    $      1,143       $      1,200
    May Department Stores
      7.450%, 09/15/11                             847                964
                                                             ------------
                                                                    2,164
                                                             ------------
CONSUMER STAPLES (2.2%)
    H.J. Heinz
      6.000%, 03/15/08                           1,045              1,089
                                                             ------------
ENERGY (2.1%)
    Burlington Resources Finance
      5.600%, 12/01/06                           1,000              1,016
                                                             ------------
FINANCIALS (24.5%)
    Bank of America
      5.375%, 06/15/14                           1,000              1,062
    Block Financial
      8.500%, 04/15/07                             235                252
    CIT Group
      7.750%, 04/02/12                           1,000              1,173
      5.500%, 11/30/07                           1,500              1,542
    Colonial Realty
      8.050%, 07/15/06                             400                411
    Ford Motor Credit
      7.375%, 10/28/09                             904                884
      6.875%, 02/01/06                           1,250              1,262
    HSBC Finance
      4.750%, 05/15/09                           1,000              1,014
    Heller Financial
      7.375%, 11/01/09                             500                561
    Kimco Realty, MTN, Ser B
      7.900%, 12/07/07                             450                490
    Lehman Brothers Holdings
      7.000%, 02/01/08                           1,316              1,405
    Merrill Lynch
      4.000%, 09/15/08                             750                745
    St Paul
      8.125%, 04/15/10                             904              1,044
                                                             ------------
                                                                   11,845
                                                             ------------
HEALTH CARE (2.0%)
    GlaxoSmithKline
      4.375%, 04/15/14                           1,000                994
                                                             ------------
INDUSTRIALS (10.1%)
    First Data
      3.900%, 10/01/09                           1,500              1,477
    Honeywell International
      7.500%, 03/01/10                           1,052              1,199
    Tyco International Group
      6.375%, 10/15/11                           2,000              2,197
                                                             ------------
                                                                    4,873
                                                             ------------
SOVERIGN BOND (1.2%)
    Aid-Israel
      5.500%, 04/26/24                             500                560
                                                             ------------
TELECOMMUNICATION SERVICES (2.3%)
    GTE
      7.510%, 04/01/09                           1,000              1,104
                                                             ------------

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------

UTILITIES (2.1%)
    Florida Power & Light
      6.875%, 12/01/05                    $      1,000       $      1,013
                                                             ------------
Total Corporate Bonds
  (Cost $24,130)                                                   24,658
                                                             ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (24.9%)
    FHLB
      3.785%, 12/28/06                           1,000                999
    FHLB, Ser TV06
      4.875%, 11/15/06                           1,500              1,520
    FHLMC
      6.250%, 03/05/12                           1,500              1,554
      5.200%, 03/05/19                           1,000              1,015
      5.125%, 11/07/13                           1,000              1,004
    FHLMC (A)
      4.375%, 07/30/09                           1,500              1,498
    FHLMC, MTN
      5.200%, 03/04/19                           1,000                447
    FNMA
      8.200%, 03/10/16                           1,000              1,327
      5.000%, 01/15/07                             350                356
      4.010%, 10/21/09                           1,000                998
    TVA, Ser B
      6.235%, 07/15/45                           1,175              1,325
                                                             ------------
Total U.S. Government Agency Obligations
  (Cost $11,541)                                                   12,043
                                                             ------------
U.S. TREASURY OBLIGATIONS (16.8%)
    U.S. Treasury Bonds
      8.750%, 05/15/17                           1,500              2,154
      8.125%, 08/15/19                           1,500              2,126
      7.875%, 02/15/21                             615                870
      7.625%, 11/15/22                             913              1,287
      7.500%, 11/15/16                             830              1,088
    U.S. Treasury Bonds (A)
      5.375%, 02/15/31                             500                590
                                                             ------------
Total U.S. Treasury Obligations
  (Cost $6,936)                                                     8,115
                                                             ------------
MUNICIPAL BONDS (3.6%)

MARYLAND (2.6%)
    Baltimore, Consolidated Public
      Improvement GO, Ser B, AMBAC
      5.000%, 10/15/10                           1,185              1,234
                                                             ------------
NEW YORK (1.0%)
    Sales Tax Asset Receivable RB, Ser B,
      FGIC
      4.760%, 10/15/15                             500                508
                                                             ------------
Total Municipal Bonds
  (Cost $1,727)                                                     1,742
                                                             ------------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN TAXABLE BOND FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                          (000)/Shares       Value (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITY (2.5%)
    Standard Credit Card Master Trust, Ser
      1994-2, Cl A
      7.250%, 04/07/06                    $      1,199       $      1,229
                                                             ------------
Total Asset-Backed Security
  (Cost $1,213)                                                     1,229
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (4.5%)
    BlackRock Institutional Money Market
      Trust                                  2,163,125              2,163
                                                             ------------
Total Short-Term Investment Held as
  Collateral for Loaned Securities
    (Cost $2,163)                                                   2,163
                                                             ------------
CASH EQUIVALENT (0.1%)
  PNC Bank Money Market Fund                    30,089                 30
                                                             ------------
Total Cash Equivalent
  (Cost $30)                                                           30
                                                             ------------
Total Investments (103.4%)
  (Cost $47,740)                                             $     49,980
                                                             ============

Percentages are based on Net Assets of $48,335,999.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $2,126,242.
AMBAC -- American Municipal Bond Assurance Corporation
Cl -- Class
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series
TVA -- Tennessee Valley Authority

At June 30, 2005, the tax basis cost of the Fund's investments was $47,740,033, and the unrealized appreciation and depreciation were $2,363,275 and $(123,605), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (98.0%)

ALABAMA (1.0%)
    Bessemer RB, AMBAC, Callable
      02/01/10 @ 102
      5.600%, 02/01/30                    $      1,000       $      1,100
                                                             ------------
ARIZONA (1.0%)
    Arizona School Facilities Board COP,
      MBIA, Pre-Refunded 03/01/13
      @ 100
      5.250%, 09/01/17                           1,000              1,130
                                                             ------------
CALIFORNIA (10.1%)
    California Community College Finance
      Authority RB, Mission Community
      College, MBIA, Callable 05/01/07
      @ 102
      5.500%, 05/01/17                           1,000              1,066
    California Health Facilities Finance
      Authority RB, St. Francis Memorial
      Hospital, Ser C, ETM
      5.875%, 11/01/23                           2,000              2,492
    California State GO, AMBAC, Callable
      04/01/14 @ 100
      5.000%, 04/01/31                           3,000              3,191
    California State GO, Callable 02/01/13
      @ 100
      5.250%, 02/01/33                           1,840              1,976
    California State, Economic Recovery
      GO, Ser A, Callable 07/01/11 @ 100
      5.000%, 07/01/17                           2,000              2,145
    Stockton Housing Facility RB,
      O'Connor Woods Project, Ser A,
      ETM, GNMA, Callable 05/06/05
      @ 100
      5.200%, 09/20/09                             675                679
                                                             ------------
                                                                   11,549
                                                             ------------
COLORADO (1.0%)
    South Suburban Park & Recreation
      District GO, AMBAC, Callable
      09/15/10 @ 100
      5.375%, 09/15/18                           1,000              1,090
                                                             ------------
CONNECTICUT (2.4%)
    Connecticut State GO, Ser B, MBIA
      5.000%, 12/01/10                           2,500              2,734
                                                             ------------
DELAWARE (0.9%)
    Delaware State, Economic
      Development Authority, Pollution
      Control RB, Delmarva Power,
      AMBAC, Callable 05/01/11
      @ 100 (A)
      4.900%, 05/01/26                           1,000              1,075
                                                             ------------
DISTRICT OF COLUMBIA (1.2%)
    District of Columbia RB, Howard
      University Project, MBIA
      5.500%, 10/01/16                           1,000              1,161

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------
    Washington D.C., Convention Center
      Authority RB, Dedicated Tax
      Revenue, Senior Lien, AMBAC,
      Callable 10/01/08 @ 101
      5.250%, 10/01/09                   $         200       $        218
                                                             ------------
                                                                    1,379
                                                             ------------
FLORIDA (1.3%)
    Tampa Water & Sewer Revenue RB,
      Pre-Refunded 10/01/09 @ 101
      5.500%, 10/01/29                           1,300              1,441
                                                             ------------
GEORGIA (2.2%)
    Henry County, Water & Sewer
      Authority RB, AMBAC
      6.150%, 02/01/20                           2,000              2,512
                                                             ------------
HAWAII (4.1%)
    Honolulu, City & County GO, Ser B,
      ETM
      8.000%, 10/01/10                           1,680              2,076
    University of Hawaii RB, Ser A, FGIC,
      Callable 07/15/12 @ 100
      5.500%, 07/15/21                           2,385              2,654
                                                             ------------
                                                                    4,730
                                                             ------------
ILLINOIS (8.9%)
    Chicago GO, FGIC, Callable 01/01/08
      @ 102
      5.500%, 01/01/21                             400                429
    Chicago GO, FGIC, Pre-Refunded
      01/01/08 @ 102
      5.500%, 01/01/21                           1,100              1,193
    Chicago, Park District GO, Aquarium &
      Museum Project, FGIC, Callable
      01/01/08 @ 100
      5.500%, 01/01/10                           1,000              1,058
    Illinois Development Finance Authority
      RB, Elgin School District Project,
      FSA (B)
      4.300%, 01/01/18                           2,350              1,378
    Illinois Health Facilities Authority RB,
      Hospital Sisters Services Project, Ser
      A, MBIA, Callable 06/01/08 @ 101
      5.250%, 06/01/12                           1,000              1,063
    Metropolitan Pier & Exposition
      Authority RB, Illinois Dedicated
      State Tax Revenue, AMBAC,
      Callable 06/01/07 @ 101
      5.125%, 06/01/13                           1,200              1,257
    Metropolitan Pier & Exposition
      Authority RB, Illinois Dedicated
      State Tax Revenue, Ser A, FGIC
      5.500%, 12/15/23                             500                592
    Metropolitan Pier & Exposition
      Authority RB, Illinois Dedicated
      State Tax Revenue, Ser A, FGIC,
      ETM
      5.500%, 12/15/23                             500                599
    Southern Illinois University RB,
      Medical Facilities System Project,
      MBIA, Callable 04/01/07 @ 102
      5.875%, 04/01/23                           1,000              1,067

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)

CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------

    Will County, Community School
      District GO, USD #365, FSA (B)
      5.230%, 11/01/12                    $      2,000       $      1,509
                                                             ------------
                                                                   10,145
                                                             ------------
INDIANA (2.0%)
    Indiana Transportation Finance
      Authority RB, Ser A, MBIA
      6.800%, 12/01/16                           1,000              1,222
    Indianapolis, Public Improvement
      Authority RB, Ser A, Callable
      01/01/10 @ 101
      6.000%, 01/01/25                           1,000              1,115
                                                             ------------
                                                                    2,337
                                                             ------------
KENTUCKY (1.0%)
    Kentucky State, Property & Buildings
      Commission RB, Project Number 67,
      Pre-Refunded 09/01/10 @ 100
      5.625%, 09/01/13                           1,050              1,179
                                                             ------------
LOUISIANA (2.1%)
    Louisiana Public Facilities Authority
      RB, Franciscan Missionaries Project,
      Ser A, FSA 5.500%, 07/01/11                2,115              2,360
                                                             ------------
MARYLAND (2.8%)
    Maryland State, Health & Higher
      Education Authority RB, Johns
      Hopkins University, Ser A, Callable
      07/01/14 @ 100 5.000%, 07/01/38            3,000              3,157
                                                             ------------
MASSACHUSETTS (2.9%)
    Massachusetts State, Housing Finance
      Agency RB, Ser B, MBIA, Callable
      06/01/08 @ 101 5.300%, 12/01/17            1,000              1,036
    Massachusetts State, Special
      Obligation
      RB, Consolidated Loan, Ser A,
      Callable 06/01/08 @ 101
      5.000%, 06/01/15                              70                 74
    Massachusetts State, Special
      Obligation
      RB, Consolidated Loan, Ser A, Pre-
      Refunded 06/01/08 @ 101
      5.000%, 06/01/15                             930                996
    Massachusetts State, Water Resources
      Authority RB, Ser D, MBIA, GOA
      6.000%, 08/01/14                           1,060              1,265
                                                             ------------
                                                                    3,371
                                                             ------------
MICHIGAN (0.9%)
    Michigan State, Building Authority RB,
      Facilities Program, Ser II, MBIA,
      Callable 10/15/13 @ 100
      5.000%, 10/15/23                           1,000              1,074
                                                             ------------
MISSISSIPPI (1.0%)
    Mississippi Developing Bank RB,
      Capital Project & Equipment
      Acquisition, Ser A2, AMBAC
      5.000%, 07/01/24                           1,000              1,128
                                                             ------------

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------
NEVADA (1.8%)
    Clark County, Industrial Development,
      Nevada Power Authority RB,
      AMBAC, Callable 05/06/05 @ 100
      7.200%, 10/01/22                    $      2,000       $      2,044
                                                             ------------

NEW JERSEY (2.3%)
    New Jersey State GO, Ser D
      6.000%, 02/15/11                             150                171
    New Jersey State, Educational
      Facilities Authority RB,
      Princeton University,
      Callable 07/01/13 @ 100
      5.000%, 07/01/15                           2,000              2,215
    New Jersey State, Transportation
      System RB, Ser A
      5.625%, 06/15/14                             250                286
                                                             ------------
                                                                    2,672
                                                             ------------

NEW MEXICO (1.7%)
    Santa Fe County RB, Correctional
      Facilities Project, FSA
      6.000%, 02/01/27                           1,500              1,888
                                                             ------------

NEW YORK (6.7%)
    New York City, Municipal Water
      Finance Authority RB, Ser C, MBIA,
      Callable 06/15/14 @ 100
      5.000%, 06/15/35                           2,000              2,130
    New York City, Transitional Finance
      Authority RB, Ser A, Callable
      11/01/11 @ 100 (A)
      5.500%, 11/01/26                           2,000              2,226
    New York State, Mortgage Agency RB,
      Homeowner Mortgage, Ser 80,
      Callable 03/01/09 @ 101
      5.100%, 10/01/17                           1,000              1,040
    New York State, Thruway Authority
      RB, Highway and Bridge Project,
      Callable 04/01/12 @ 100
      5.500%, 04/01/15                           2,000              2,232
                                                             ------------
                                                                    7,628
                                                             ------------
NORTH CAROLINA (4.1%)
    North Carolina Medical Care
      Commission RB, FGIC, Callable
      01/01/15 @ 100
      5.000%, 01/01/33                           2,000              2,120
    North Carolina State, Eastern
      Municipal
      Power Authority RB, Ser B, MBIA,
      Callable 01/01/07 @ 102
      5.800%, 01/01/16                           1,000              1,060
    University of North Carolina
      Wilmington, RB, AMBAC, Callable
      01/01/13 @ 100 5.250%, 01/01/21            1,380              1,520
                                                             ------------
                                                                    4,700
                                                             ------------
OKLAHOMA (3.7%)
    Oklahoma City, Water Utilities
      Authority RB, Ser A, Callable
      07/01/09 @ 100 5.000%, 07/01/24           2,000              2,096

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                          Face Amount
                                             (000)           Value (000)
--------------------------------------------------------------------------------

    Oklahoma State, Health Systems
      Industries Authority RB, Integris
      Baptist Project, Ser D, AMBAC,
      Callable 08/15/06 @ 102
      5.000%, 08/15/14                    $      2,000       $      2,080
                                                             ------------
                                                                    4,176
                                                             ------------
PENNSYLVANIA (12.8%)
    Derry Township, Industrial &
      Commercial Development RB, Arena
      Project, Ser A (LOC: PNC Bank) (A)
      5.375%, 11/01/30                           1,700              1,710
    Montgomery County Higher Education
      & Health Authority RB, Pottstown
      Healthcare, Pre-Refunded 01/01/09
      @ 101
      5.000%, 01/01/27                           2,000              2,157
    Norwin Penn School District GO,
      FGIC, Pre-Refunded 04/01/10 @ 100
      6.000%, 04/01/24                           2,000              2,247
    Pennsbury Penn School District GO,
      FSA, Callable 08/01/14 @ 100
      5.000%, 08/01/25                           2,000              2,148
    Pennsylvania State, Higher Educational
      Facilities Authority RB, Saint
      Joseph's University, Callable
      05/01/06 @ 100 (LOC: Allied Irish
      Bank PLC) (A)
      5.000%, 05/01/11                           1,470              1,498
    Pennsylvania State, Public School
      Building Authority RB, Harrisburg
      Area Community College Project,
      AMBAC, Callable 04/01/14 @ 100
      5.250%, 04/01/24                           1,000              1,098
    Philadelphia, Authority for Industrial
      Development Lease Revenue RB, Ser B,
      FSA, Callable 10/01/11 @ 101
      5.500%, 10/01/12                           1,500              1,692
    Philadelphia, Hospital & Higher
      Education Authority RB, Presbyterian
      Medical Center Project, ETM
      6.500%, 12/01/11                           1,300              1,457
    Philadelphia, Water & Waste Water
      RB, MBIA
      6.250%, 08/01/09                             525                590
                                                             ------------
                                                                   14,597
                                                             ------------

PUERTO RICO (0.5%)
    Puerto Rico Electric Power Authority
      RB, Ser RR, Callable 07/01/15 @
      100
      5.000%, 07/01/29                             500                537
                                                             ------------

RHODE ISLAND (1.1%)
    Rhode Island State, Depositors
      Economic Protection Authority RB,
      Special Obligation, Ser A, ETM
      6.375%, 08/01/22                           1,000              1,303
                                                             ------------

SOUTH CAROLINA (3.5%)
    Darlington County, Water & Sewer
      Authority RB, AMBAC, Callable
      12/01/12 @ 101
      5.625%, 12/01/23                           2,530              2,846

--------------------------------------------------------------------------------
                                          Face Amount
                                          (000)/Shares       Value (000)
--------------------------------------------------------------------------------
    Piedmont, Municipal Power Agency
       Authority RB, South Carolina
       Electric Project, MBIA, ETM
       6.250%, 01/01/09                   $      1,000       $      1,111
                                                             ------------
                                                                    3,957
TEXAS (10.1%)
    Duncanville Independent School
       District, GO, PSF-GTD, Callable
       02/15/13 @ 100
       5.650%, 02/15/28                          1,350              1,499
    Fort Worth Water & Sewer RB,
       Partially Pre-Refunded 08/15/10
       @ 100
       5.750%, 02/15/14                          2,000              2,235
    Fort Worth Water & Sewer RB, Pre-
       Refunded 02/15/12 @ 100
       5.625%, 02/15/15                          1,000              1,139
    Harris County, Healthcare Facilities
       Development Authority RB,
       Christus Health Project, Ser A, MBIA,
       Callable 07/01/09 @ 101
       5.375%, 07/01/24                          1,850              1,959
    Houston, Water & Sewer Systems
       Authority RB, Junior Lien, Ser C,
       FGIC, Pre-Refunded 12/01/07 @ 101
       5.375%, 12/01/27                          1,140              1,221
    North Texas Thruway RB, Ser A, FSA,
       Callable 01/01/15 @ 100
       5.000%, 01/01/40                          2,000              2,107
    San Antonio GO, ETM
       5.000%, 08/01/07                             15                 16
    Texas Water Development Board RB,
       Revolving Fund, Senior Lein, Ser B,
       Callable 01/15/10 @ 100
       5.500%, 07/15/15                          1,250              1,366
                                                             ------------
                                                                   11,542
                                                             ------------
WASHINGTON (2.9%)
    Central Puget Sound, Regional
       Transportation Authority RB,
       Sales Tax & Motor Project, FGIC
       5.250%, 02/01/21                          1,000              1,149
    Clark County, School District No. 177
       GO, AMBAC
       5.250%, 12/01/14                          1,000              1,133
    Washington State GO, Ser A, FSA
       5.000%, 07/01/20                          1,000              1,081
                                                             ------------
                                                                    3,363
                                                             ------------

Total Municipal Bonds
  (Cost $104,614)                                                 111,898
                                                             ------------

CASH EQUIVALENT (0.9%)
    ABN Amro Tax Exempt Money
      Market Fund                            1,009,241              1,009
                                                             ------------
Total Cash Equivalent
  (Cost $1,009)                                                     1,009
                                                             ------------

Total Investments (98.9%)
  (Cost $105,623)                                            $    112,907
                                                             ============
Percentages are based on Net Assets of $114,179,975.
(A) Variable rate security - the rate reflected on the Schedule of Investments is the rate in effect on June 30, 2005.
(B) Zero coupon security - the rate reported on the Schedule of Investments is the effective yield at time of purchase.
AMBAC -- American Municipal Bond Assurance Corporation
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GOA -- General Obligation of Authority
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PLC -- Public Limited Company
PSF-GTD -- Permanent School Fund - Guaranteed
RB -- Revenue Bond
Ser -- Series
USD -- Unified School District

At June 30, 2005, the tax basis cost of the Fund's investments was $105,490,653, and the unrealized appreciation and depreciation were $7,429,358 and $(13,189), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)

CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (95.9%)

CONSUMER DISCRETIONARY (23.8%)
   Bed Bath & Beyond*                          108,165       $      4,519
   eBay*                                       350,559             11,572
   Iron Mountain*                               58,100              1,802
   Kohl's*                                      88,216              4,932
   Lowe's                                      139,683              8,133
   Starbucks*                                  218,601             11,293
                                                             ------------
                                                                   42,251
                                                             ------------
CONSUMER STAPLES (2.7%)
   Walgreen                                    105,903              4,870
                                                             ------------
FINANCIALS (8.4%)
   Capital One Financial                       124,041              9,925
   Moody's                                     112,000              5,035
                                                             ------------
                                                                   14,960
                                                             ------------
HEALTH CARE (33.3%)
   Allergan (A)                                 71,326              6,080
   Amgen*                                       85,438              5,166
   Genentech (A)*                              190,734             15,312
   Genzyme*                                    114,198              6,862
   Medtronic                                   125,055              6,477
   Patterson*                                   70,120              3,161
   Stryker                                     101,130              4,810
   Teva Pharmaceutical Industries
       ADR (A)*                                239,059              7,444
Zimmer Holdings*                                49,289              3,754
                                                             ------------
                                                                   59,066
                                                             ------------
INDUSTRIALS (6.8%)
Apollo Group, Cl A (A)*                        153,986             12,045
                                                             ------------

INFORMATION TECHNOLOGY (20.9%)
   Cisco Systems*                              349,860              6,686
   Dell*                                       249,104              9,842
   Google, Cl A*                                41,614             12,240
   Qualcomm                                    180,738              5,966
   Red Hat (A)*                                187,774              2,460
                                                             ------------
                                                                   37,194
                                                             ------------
Total Common Stock
  (Cost $148,661)                                                 170,386
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (15.2%)

   BlackRock Institutional Money
     Market Trust                           27,089,112             27,089
                                                             ------------

Total Short-Term Investment Held as
  Collateral for Loaned Securities
  (Cost $27,089)                                                   27,089
                                                             ------------

CASH EQUIVALENT (4.7%)
  PNC Bank Money Market Fund                 8,273,749              8,274
                                                             ------------

Total Cash Equivalent
  (Cost $8,274)                                                     8,274
                                                             ------------

Total Investments (115.8%)
  (Cost $184,024)                                            $    205,749
                                                             ============

Percentages are based on Net Assets of $177,649,067.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $25,902,099.
ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $186,284,400, and the unrealized appreciation and depreciation were $27,939,792 and $(8,474,882), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (94.8%)

CONSUMER DISCRETIONARY (9.4%)
   CSK Auto*                                    14,970       $        250
   Domino's Pizza                                7,650                170
   Gaylord Entertainment*                        4,890                227
   Guitar Center*                                3,830                224
   Keystone Automotive Industries*              10,770                266
   Men's Wearhouse*                              5,195                179
   Orient-Express Hotels, Cl A                   5,980                189
   Playtex Products*                            19,220                207
   RH Donnelley*                                 3,950                245
   Steinway Musical Instruments*                12,850                377
                                                             ------------
                                                                    2,334
                                                             ------------
CONSUMER STAPLES (1.0%)
   Casey's General Stores                       12,110                240
                                                             ------------

ENERGY (4.4%)
   Cal Dive International*                       3,450                181
   Giant Industries*                             7,700                277
   Lone Star Technologies*                       4,680                213
   Oil States International (A)*                 8,210                207
   Remington Oil & Gas*                          5,750                205
                                                             ------------
                                                                    1,083
                                                             ------------
FINANCIALS (31.0%)
   Advanta, Cl B                                13,370                377
   Alexandria Real Estate Equities               4,430                325
   Allmerica Financial (A)*                      8,460                314
   Apollo Investment                            16,360                302
   BankAtlantic Bancorp, Cl A                   16,250                308
   BioMed Realty Trust*                         10,100                241
   Capital Automotive REIT                       8,590                328
   Columbia Equity Trust*                        8,130                125
   Corporate Office Properties Trust             6,150                181
   EastGroup Properties                          7,110                299
   Fidelity Bankshares                          11,670                309
   First Community Bancorp                       5,130                244
   First Republic Bank                           8,925                315
   FPIC Insurance Group*                         8,400                246
   Gold Banc                                    22,890                333
   Hanmi Financial                              12,560                210
   Heritage Commerce*                           16,470                302
   Kilroy Realty                                 6,220                295
   Maguire Properties                            9,880                280
   Metris*                                      17,500                253
   Ohio Casualty*                               13,140                318
   Platinum Underwriters Holdings                8,170                260
   Prosperity Bancshares                         8,670                248
   Provident Bankshares                          3,690                118
   Signature Bank*                               9,910                242
   SL Green Realty (A)                           3,930                253
   United America Indemnity, Cl A*              13,070                225
   Virginia Commerce Bancorp*                   10,845                264
   W Holding                                    18,510                189
                                                             ------------
                                                                    7,704
                                                             ------------

HEALTH CARE (7.1%)
   Analogic                                      8,370                421
   Apria Healthcare Group*                       7,530                261
   Conmed*                                       6,420                197
   Gentiva Health Services*                      6,830                122
   Option Care                                  16,457                232

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

   Prestige Brands Holdings*                     8,080       $        158
   Quidel*                                      39,710                206
   West Pharmaceutical Services                  6,320                177
                                                             ------------
                                                                    1,774
INDUSTRIALS (20.4%)
   Adesa                                         9,250                201
   Amerco*                                       5,780                309
   Aviall*                                       5,580                176
   Brightpoint*                                  8,720                193
   DRS Technologies*                             7,940                407
   EDO                                           7,250                217
   Griffon*                                      8,230                183
   Jarden*                                       4,800                259
   Kaman, Cl A                                  20,550                371
   Laidlaw International*                       18,420                444
   McDermott International*                     11,260                236
   Measurement Specialties*                      9,210                214
   OMI                                          13,260                252
   Standard Parking*                             7,310                119
   Team*                                         7,250                156
   Timken                                        8,310                192
   Triumph Group*                                2,990                104
   Walter Industries (A)                        10,760                433
   Washington Group International*               8,410                430
   Watts Water Technologies, Cl A                5,280                177
                                                             ------------
                                                                    5,073
                                                             ------------
INFORMATION TECHNOLOGY (8.8%)
   Coherent*                                     5,250                189
   Genesis Microchip*                            8,240                152
   Intergraph (A)*                               6,075                209
   Lipman Electronic Engineering                 8,270                255
   NAM TAI Electronics                          13,060                297
   Sonic Solutions (A)*                          8,040                150
   SonicWALL*                                   32,150                173
   Standard Microsystems*                        6,430                150
   Symmetricom*                                 11,010                114
   THQ*                                          9,720                285
   Ultratech*                                   11,170                204
                                                             ------------
                                                                    2,178
                                                             ------------
MATERIALS (5.9%)
   Cleveland-Cliffs                              1,880                109
   FMC*                                          3,910                219
   Foundation Coal Holdings*                    13,410                348
   Hawk, Cl A*                                  19,780                231
   HB Fuller                                     6,740                230
   Olin                                          4,940                 90
   Pioneer*                                     10,970                241
                                                             ------------
                                                                    1,468
                                                             ------------
TELECOMMUNICATION SERVICES (5.7%)
   Alamosa Holdings (A)*                        27,330                380
   Leap Wireless International*                 11,700                325
   SBA Communications, Cl A*                     8,710                118
   US Unwired*                                  99,870                581
                                                             ------------
                                                                    1,404
                                                             ------------
UTILITIES (1.1%)
   AGL Resources                                 6,980                270
                                                             ------------

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

Total Common Stock
   (Cost $20,550)                                           $      23,528
                                                            -------------
EXCHANGE TRADED FUND (1.0%)
   iShares Russell 2000 Value Index Fund
   (A)*                                          3,810                244
                                                            -------------
Total Exchange Traded Fund
   (Cost $223)                                                        244
                                                            -------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (10.6%)
   BlackRock Institutional Money Market
      Trust                                  2,621,672              2,622
                                                            -------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $2,622)                                                    2,622
                                                            -------------
CASH EQUIVALENT (3.7%)
   BlackRock TempCash Fund,
    Institutional Shares                       915,559                916
                                                            -------------
Total Cash Equivalent
   (Cost $916)                                                        916
                                                            -------------
Total Investments (110.1%)
   (Cost $24,311)                                           $      27,310
                                                            =============


Percentages are based on Net Assets of $24,808,467.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $2,523,855.
Cl -- Class
REIT -- Real Estate Investment Trust

At June 30, 2005, the tax basis cost of the Fund's investments was $24,373,818, and the unrealized appreciation and depreciation were $3,121,021 and $(184,298), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION TIP MID CAP FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (98.9%)

CONSUMER DISCRETIONARY (18.4%)
   7-Eleven*                                       370       $         11
   Chico's FAS*                                    350                 12
   Goodyear Tire & Rubber*                         610                  9
   GTECH Holdings                                  410                 12
   Hilton Hotels                                   420                 10
   Hovnanian Enterprises, Cl A*                    180                 12
   Petsmart                                        370                 11
   RH Donnelley*                                   190                 12
   Station Casinos                                 210                 14
   Tempur-Pedic International*                     530                 12
   Tractor Supply*                                 160                  8
   Urban Outfitters*                               220                 12
   Warner Music Group*                             370                  6
                                                             ------------
                                                                      141
                                                             ------------
CONSUMER STAPLES (2.5%)
   Church & Dwight                                 200                  7
   Constellation Brands, Cl A*                     400                 12
                                                             ------------
                                                                       19
                                                             ------------
ENERGY (8.4%)
   Consol Energy                                   210                 11
   Cooper Cameron*                                 190                 12
   El Paso                                       1,020                 12
   Massey Energy                                   210                  8
   Noble                                           220                 13
   Stolt Offshore ADR*                             910                  8
                                                             ------------
                                                                       64
                                                             ------------
FINANCIALS (16.8%)
   Assurant                                        350                 13
   Boston Properties                               160                 11
   CBL & Associates Properties                     300                 13
   City National                                   200                 14
   East West Bancorp                               320                 11
   Fidelity National Financial                     330                 12
   Host Marriott                                   680                 12
   Huntington Bancshares                           320                  8
   People's Bank                                   412                 12
   Reckson Associates Realty                       350                 12
   SVB Financial Group*                            240                 11
                                                             ------------
                                                                      129
                                                             ------------
HEALTH CARE (12.1%)
   Barr Pharmaceuticals*                           150                  7
   Community Health Systems*                       250                 10
   Covance*                                        170                  8
   Dade Behring Holdings*                          120                  8
   DaVita*                                         290                 13
   Sepracor*                                       190                 11
   Sierra Health Services*                         110                  8
   VCA Antech*                                     300                  7
   Waters*                                         220                  8
   WellChoice*                                     190                 13
                                                             ------------
                                                                       93
                                                             ------------
INDUSTRIALS (12.8%)
   Copart*                                         480                 12
   Jarden*                                         330                 18
   Joy Global                                      335                 11
   L-3 Communications Holdings                     200                 15

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

   Lafarge North America                           110       $          7
   Laidlaw International*                          570                 14
   Precision Castparts                             170                 13
   Ryanair Holdings ADR*                           180                  8
                                                             ------------
                                                                       98
                                                             ------------
INFORMATION TECHNOLOGY (12.3%)
   Amphenol, Cl A                                  250                 10
   Check Point Software Technologies*              280                  6
   Global Payments                                 140                 10
   Intersil, Cl A                                  680                 13
   Logitech International ADR*                     180                 11
   McAfee*                                         490                 13
   NAM TAI Electronics                             490                 11
   Sabre Holdings, Cl A                            370                  7
   Scientific-Atlanta                              400                 13
                                                             ------------
                                                                       94
                                                             ------------
MATERIALS (4.3%)
   Ashland*                                        180                 13
   IPSCO                                           130                  6
   Owens-Illinois*                                 570                 14
                                                             ------------
                                                                       33
                                                             ------------

TELECOMMUNICATION SERVICES (8.3%)
   Alamosa Holdings*                             1,390                 20
   American Tower, Cl A*                           680                 14
   Leap Wireless International*                    470                 13
   NII Holdings*                                   270                 17
                                                             ------------
                                                                       64
                                                             ------------
UTILITIES (3.0%)
   MDU Resources Group                             360                 10
   Questar                                         190                 13
                                                             ------------
                                                                       23
                                                             ------------
Total Common Stock
   (Cost $679)                                                        758
                                                             ------------
CASH EQUIVALENT (3.1%)
   BlackRock TempCash Fund,
     Institutional Shares                       24,298                 24
                                                             ------------

Total Cash Equivalent
   (Cost $24)                                                          24
                                                             ------------
Total Investments (102.0%)
   (Cost $703)                                               $        782
                                                             ============

Percentages are based on Net Assets of $767,147.
* Non-income producing security.
ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $703,526, and the unrealized appreciation and depreciation were $87,847 and $(9,087), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION TIP FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (95.5%)

FINANCIALS (87.0%)
   Affiliated Managers Group (A)*                5,280       $        361
   Allstate                                      7,900                472
   American Express (A)                         13,200                703
   Bank of America                              16,100                734
   BankAtlantic Bancorp, Cl A                   17,480                331
   Charles Schwab                               34,020                384
   Chicago Mercantile Exchange Holdings          1,190                352
   Citigroup (A)                                16,940                783
   City National                                 5,490                394
   CoBiz                                        17,440                316
   Community Bancorp*                           10,550                327
   East West Bancorp                             9,160                308
   Euronet Worldwide*                           11,110                323
   Fidelity Bankshares                          12,610                334
   Fidelity National Financial                   9,920                354
   GB&T Bancshares                              12,650                301
   Greenhill                                     9,540                386
   Host Marriott                                17,970                314
   Investment Technology Group*                 18,180                382
   Jackson Hewitt Tax Service*                  15,060                356
   Jefferies Group                               9,630                365
   Kilroy Realty                                 7,470                355
   Legg Mason (A)                                3,090                322
   Merrill Lynch                                 5,600                308
   Metris*                                      22,440                324
   Morgan Stanley                                6,190                325
   Northern Trust                                7,700                351
   Platinum Underwriters Holdings                8,890                283
   Preferred Bank*                               8,000                318
   Principal Financial Group                     6,190                259
   Prudential Financial                          8,110                533
   Selective Insurance Group                     6,480                321
   Sovereign Bancorp                            12,220                273
   Sunstone Hotel Investors                     14,800                359
   SVB Financial Group*                          7,320                351
   Texas Regional Bancshares, Cl A              10,840                330
   Zions Bancorporation                          5,130                377
                                                             ------------
                                                                   13,969
                                                             ------------
INFORMATION TECHNOLOGY (8.5%)
   Alliance Data Systems (A)*                    8,160                331
   Automatic Data Processing                     7,610                320
   Certegy                                       8,300                317
   Global Payments                               5,840                396
                                                             ------------
                                                                    1,364
                                                             ------------
Total Common Stock
   (Cost $13,102)
                                                                   15,333
                                                             ------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (15.4%)
   BlackRock Institutional Money
   Market Trust                              2,464,830              2,465
                                                             ------------

Total Short-Term Investment Held as
   Collateral for Loaned Securities
     (Cost $2,465)                                                  2,465
                                                             ------------

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT (3.6%)
   BlackRock TempCash Fund,
     Institutional Shares                      576,311       $        576
                                                             ------------
Total Cash Equivalent
   (Cost $576)                                                        576
                                                             ------------
Total Investments (114.5%)
   (Cost $16,143)                                            $     18,374
                                                             ============

Percentages are based on Net Assets of $16,041,702.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $2,379,978.
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $16,164,174, and the unrealized appreciation and depreciation were $2,255,516 and $(46,144), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)

CONSTELLATION TIP HEALTHCARE & Biotechnology Fund

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK (90.0%)

FINANCIALS (1.5%)
   Ventas                                       23,220       $        701
                                                             ------------
HEALTH CARE (88.5%)
   Advanced Medical Optics*                     25,330              1,007
   Amgen*                                       22,320              1,350
   Bausch & Lomb                                15,490              1,286
   Biosite*                                      6,670                367
   C.R. Bard                                    18,250              1,214
   Caremark Rx*                                 43,360              1,930
   Community Health Systems*                    27,410              1,036
   Cooper                                        6,450                393
   Cypress Bioscience*                          23,500                310
   Dade Behring Holdings*                       11,280                733
   DaVita*                                      24,820              1,129
   Encysive Pharmaceuticals*                    41,270                446
   Forest Laboratories*                         18,110                704
   Genentech*                                   12,990              1,043
   Genesis HealthCare*                           7,923                367
   Gentiva Health Services*                     33,200                593
   Genzyme*                                     10,540                633
   Gilead Sciences*                             26,550              1,168
   Horizon Health*                              14,980                350
   Immucor*                                     44,860              1,299
   Inamed*                                      10,770                721
   Intuitive Surgical*                           8,880                414
   Johnson & Johnson                            42,690              2,775
   Kos Pharmaceuticals*                          5,970                391
   LifePoint Hospitals*                         20,540              1,038
   Medco Health Solutions*                      12,000                640
   MGI Pharma*                                  31,280                681
   NitroMed (A)*                                22,380                435
   Pacificare Health Systems (A)*               17,710              1,265
   Pfizer                                      120,990              3,337
   Renal Care Group*                            37,390              1,724
   Roche Holdings ADR                           15,960              1,010
   Sanofi-Aventis ADR                           10,200                418
   Sepracor (A)*                                19,720              1,183
   Shire Pharmaceuticals ADR                    10,098                331
   Sierra Health Services*                       5,450                389
   St. Jude Medical*                            30,040              1,310
   SuperGen*                                    57,800                286
   Triad Hospitals*                             18,540              1,013
   United Therapeutics*                         29,420              1,418
   UnitedHealth Group                           18,080                943
   Universal American Financial*                38,910                880
   WellCare Health Plans*                       18,340                651
   WellPoint*                                   19,960              1,390
                                                             ------------
                                                                   42,001
                                                             ------------
Total Common Stock
   (Cost $36,827)                                                  42,702
                                                             ------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES (5.3%)
   BlackRock Institutional Money
   Market Trust                              2,512,200              2,512
                                                             ------------
Total Short-Term Investment Held as
   Collateral for Loaned Securities
   (Cost $2,512)                                                    2,512
                                                             ------------

CASH EQUIVALENTS (9.0%)
   BlackRock TempCash Fund,
    Institutional Shares                     2,370,765              2,371
   BlackRock Temp Fund,
    Institutional Shares                     1,919,217              1,919
                                                             ------------
Total Cash Equivalents
   (Cost $4,290)                                                    4,290
                                                             ------------
Total Investments (104.3%)
   (Cost $43,629)                                            $     49,504
                                                             ============

Percentages are based on Net Assets of $47,473,026.
* Non-income producing security.
(A) The security or a portion of the security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $2,430,309.
ADR -- American Depositary Receipt

At June 30, 2005, the tax basis cost of the Fund's investments was $43,662,703, and the unrealized appreciation and depreciation were $6,422,739 and $(581,320), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION INTERNATIONAL EQUITY FUND

 -------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK (96.0%)

AUSTRALIA (0.9%)
   Amcor                                        52,962       $        269
   National Australia Bank                      13,440                314
   Rio Tinto                                    13,200                448
                                                             ------------
                                                                    1,031
                                                             ------------
BELGIUM (0.3%)
   Fortis*                                      13,800                382
                                                             ------------
BERMUDA (0.3%)
   Axis Capital Holdings                        13,100                371
                                                             ------------
BRAZIL (1.1%)
   Brasil Telecom Participacoes ADR*            12,100                437
   Cia Paranaense de Energia ADR*               55,200                310
   Petroleo Brasileiro ADR*                      5,600                292
   Telecomunicacoes Brasileiras ADR*             7,940                242
                                                             ------------
                                                                    1,281
                                                             ------------
CANADA (1.4%)
   Alcan                                         5,020                150
   Barrick Gold                                 15,700                393
   Canadian Imperial Bank of Commerce            2,800                173
   Magna International, Cl A*                    2,000                141
   Quebecor World                               21,830                428
   Sobeys                                        8,600                286
   Torstar, Cl B                                 6,980                141
                                                             ------------
                                                                    1,712
                                                             ------------
CHINA (0.5%)
   China Telecom, Cl H                         394,900                141
   Huadian Power International, Cl H           623,400                175
   PetroChina ADR*                               3,400                250
                                                             ------------
                                                                      566
                                                             ------------
DENMARK (0.5%)
   Carlsberg, Cl B*                              3,641                187
   Danske Bank*                                 12,117                364
                                                             ------------
                                                                      551
                                                             ------------
FINLAND (1.1%)
   M-real, Cl B                                 39,100                212
   Metso*                                       23,300                508
   Nokia                                        12,250                204
   Nokia ADR                                     9,010                150
   UPM-Kymmene                                  10,611                203
                                                             ------------
                                                                    1,277
                                                             ------------
FRANCE (9.7%)
   Accor*                                        7,888                369
   AXA                                          23,200                578
   BNP Paribas                                   5,230                357
   Carrefour*                                   16,181                783
   Credit Agricole                              12,160                307
   Eiffage*                                      3,612                315
   France Telecom*                              27,679                805
   LVMH Moet Hennessy Louis Vuitton             11,705                901
   Pernod-Ricard                                 1,792                286
   Pinault-Printemps-Redoute*                    1,307                134
   Sanofi-Aventis*                              18,670              1,529
   Schneider Electric                            2,614                197
   Societe Generale*                             5,900                598

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------
   Technip*                                     14,400       $        668
   Thomson                                      16,100                384
   Total*                                       10,132              2,371
   Valeo*                                        7,520                337
   Veolia Environnement                         15,876                594
                                                             ------------
                                                                   11,513
                                                             ------------
GERMANY (8.3%)
   Adidas-Salomon                                3,080                515
   Allianz*                                      2,230                255
   Bayer*                                       39,699              1,321
   Bayerische Hypo-und Vereinsbank*             27,900                723
   Bayerische Motoren Werke*                    12,600                573
   Deutsche Bank*                                4,858                378
   Deutsche Boerse*                              5,400                420
   Deutsche Lufthansa*                          19,140                234
   Deutsche Post*                               17,840                415
   Deutsche Postbank*                            4,150                204
   Deutsche Telekom*                            36,060                664
   E.ON*                                         3,310                294
   Heidelberger Druckmaschinen*                  5,000                146
   Infineon Technologies*                       22,920                213
   KarstadtQuelle*                               6,726                 90
   Medion*                                       3,710                 63
   Rhoen Klinikum*                               4,000                277
   Rhoen Klinikum Vorzugsakt*                    3,900                270
   Schering*                                     5,867                361
   Siemens*                                     14,545              1,058
   Volkswagen*                                  29,686              1,350
                                                             ------------
                                                                    9,824
                                                             ------------
GREECE (0.1%)
   National Bank of Greece                       5,237               177
                                                             ------------
GUERNSEY (0.6%)
   Amdocs*                                      27,400                724
                                                             ------------
HONG KONG (1.8%)
   Bank of East Asia                            79,079                233
   Cafe de Coral Holdings                      182,000                207
   China Mobile Hong Kong                       42,592                158
   Citic Pacific                                13,100                 38
   Denway Motors                               962,000                341
   Hung Hing Printing Group                    206,000                150
   Sun Hung Kai Properties                      39,000                384
   Swire Pacific, Cl A                          69,500                613
                                                             ------------
                                                                    2,124
                                                             ------------
HUNGARY (0.2%)
   Magyar Telekom*                              37,400                160
   Magyar Telekom ADR*                           3,200                 68
                                                             ------------
                                                                      228
                                                             ------------
INDIA (0.6%)
   Hindalco Industries GDR*                      6,500                168
   Infosys Technologies ADR*                     2,643                205
   Mahanagar Telephone Nigam ADR*               19,700                124
   Reliance Industries GDR*                      8,000                233
                                                             ------------
                                                                      730
                                                             ------------
INDONESIA (0.2%)
   Gudang Garam*                               146,800                190
                                                             ------------
IRELAND (1.1%)
   Bank of Ireland                              33,750                544

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------
   Ryanair Holdings ADR*                        16,700       $        749
                                                             ------------
                                                                    1,293
                                                             ------------
ITALY (3.0%)
   Banca Intesa*                               156,434                714
   Banche Popolari Unite                         3,630                 72
   Banco Popolare di Verona e Novara*            7,060                120
   Benetton Group*                              17,236                158
   Enel                                         39,613                346
   ENI                                          30,324                779
   Finmeccanica                                244,690                228
   Mediaset                                     57,116                672
   UniCredito Italiano*                         85,620                451
                                                             ------------
                                                                    3,540
                                                             ------------
JAPAN (20.3%)
   77 Bank                                      40,100                246
   Aeon                                         20,300                309
   Alps Electric                                10,000                152
   Aruze                                         4,600                 97
   Astellas Pharma                              10,600                361
   Bridgestone                                  31,000                594
   Canon                                        11,600                608
   Credit Saison*                               12,200                404
   Denso                                        23,400                531
   Dentsu                                           84                207
   Fanuc                                         7,800                493
   Fuji Heavy Industries                        55,700                232
   Fuji Photo Film                              22,200                717
   Funai Electric                                2,350                241
   JS Group                                      9,500                161
   JSR                                          17,300                362
   Kao                                          13,500                317
   KDDI                                             70                323
   Keyence*                                        800                178
   Kuraray                                      19,000                179
   Lawson                                        2,200                 77
   Mabuchi Motor                                 5,000                288
   Matsumotokiyoshi                              5,200                142
   Matsushita Electric Industrial               24,000                363
   Millea Holdings*                                 91              1,221
   Minebea                                      49,000                197
   Miraca Holdings                              35,800                675
   Mitsubishi Estate                            70,000                766
   Mitsubishi Tokyo Financial Group                 69                582
   Murata Manufacturing                          4,000                203
   Nippon Express                               99,000                428
   Nippon Shinpan*                             155,000                804
   Nippon Telegraph & Telephone                     51                218
   Nipponkoa Insurance                         178,000              1,157
   Nissan Motor                                 35,200                348
   Nitto Denko                                   3,300                188
   Nomura Holdings                              24,400                290
   ORIX                                          6,148                918
   Pioneer                                      22,000                332
   Rinnai                                       10,900                268
   Rohm                                          3,300                316
   Secom                                        13,500                579
   Sekisui House                                25,000                251
   Sharp                                        35,000                545
   Shimamura                                       600                 51
   Shin-Etsu Chemical                            8,878                336
   Skylark                                      14,700                223
   Sohgo Security Services                       7,000                 93
   Sony                                         21,400                735

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------
    Sumitomo Bakelite                           28,600       $        184
    Sumitomo Chemical                           51,300                235
    Sumitomo Mitsui Financial Group                 73                491
    T&D Holdings*                               10,050                471
    Takeda Pharmaceutical                        6,000                297
    Takefuji                                     4,730                318
    TDK                                          8,200                557
    Tokyu                                      101,000                452
    Toyoda Gosei                                12,500                201
    Toyota Motor                                 6,900                246
    Yamada Denki                                12,000                689
    Yamaguchi Bank                              34,000                372
    Yamaha Motor                                 7,300                133
                                                             ------------
                                                                   23,952
                                                             ------------
MALAYSIA (0.3%)
    Malayan Banking*                            27,500                 79
    Sime Darby*                                118,700                181
    Tenaga Nasional*                            31,400                 87
                                                             ------------
                                                                      347
                                                             ------------
MEXICO (1.5%)
    Cemex ADR*                                   6,385                271
    Coca-Cola Femsa ADR*                        12,190                326
    Grupo Televisa ADR*                          3,563                221
    Telefonos de Mexico ADR*                    39,000                737
    Wal-Mart de Mexico, Ser V*                  43,543                177
                                                             ------------
                                                                    1,732
                                                             ------------

NETHERLANDS (6.1%)
    ABN AMRO Holding*                           12,734                313
    Aegon*                                      23,149                298
    Akzo Nobel*                                 21,700                853
    DSM*                                         5,700                390
    Fortis Bank Nederland Holdings*              3,125                 --
    Heineken*                                   16,265                502
    Heineken Holding*                            2,515                 70
    ING Groep*                                  20,582                578
    Koninklijke Ahold*                          68,900                564
    Koninklijke Philips Electronics*            38,540                971
    Koninklijke Philips Electronics,
      NY Shares*                                 6,560                165
    Royal Dutch Petroleum*                      24,654              1,603
    VNU*                                        23,047                641
    Wolters Kluwer*                             15,123                289
                                                             ------------
                                                                    7,237
                                                             ------------
NEW ZEALAND (0.0%)
    Carter Holt Harvey                          33,480                 53
                                                             ------------
NORWAY (0.1%)
    Telenor ASA*                                19,776                157
                                                             ------------
PORTUGAL (0.7%)
    Banco Comercial Portugues*                 107,700                276
    Energias de Portugal*                      107,090                269
    Portugal Telecom SGPS*                      29,741                283
                                                             ------------
                                                                      828
                                                             ------------
SINGAPORE (1.1%)
    DBS Group Holdings*                         85,560                724
    Flextronics International*                  21,200                280
    United Overseas Bank                        31,400                264

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------
    United Overseas Land*                        3,140       $          4
                                                             ------------
                                                                    1,272
                                                             ------------
SOUTH AFRICA (0.5%)
    Nampak                                      72,300                162
    Nedbank Group                               17,272                194
    Sappi                                       21,300                235
                                                             ------------
                                                                      591
                                                             ------------
SOUTH KOREA (4.1%)
    Hyundai Motor                                3,710                204
    Kookmin Bank*                               40,443              1,843
    Korea Electric Power                         6,600                202
    Korea Electric Power ADR*                    1,800                 28
    KT ADR*                                     19,000                409
    NCSoft*                                      2,430                181
    Samsung Electronics                          1,956                927
    Shinsegae                                      800                251
    SK Telecom ADR*                             38,070                777
                                                             ------------
                                                                    4,822
                                                             ------------
SPAIN (3.2%)
    Acerinox                                    11,366                154
    Banco Popular Espanol*                      27,265                329
    Banco Sabadell*                              5,530                143
    Endesa*                                     18,110                421
    Repsol YPF*                                 61,231              1,554
    Telefonica*                                 70,600              1,152
                                                             ------------
                                                                    3,753
                                                             ------------
SWEDEN (0.8%)
    Electrolux, Ser B                           19,200                408
    Svenska Cellulosa, Cl B                     10,490                335
    Trelleborg, Cl B                            12,400                184
                                                             ------------
                                                                      927
                                                             ------------
SWITZERLAND (6.7%)
    Ciba Specialty Chemicals*                    5,913                344
    Clariant*                                    8,280                110
    Compagnie Financiere Richemont, Cl A*        3,898                131
    Converium Holding*                          43,600                354
    Credit Suisse Group*                         9,900                388
    Forbo Holding*                                 700                131
    Lonza Group*                                11,743                649
    Nestle                                       8,408              2,148
    Novartis*                                   41,647              1,977
    Roche Holding*                               7,476                943
    Swiss Reinsurance*                           6,280                385
    UBS*                                         5,200                405
                                                             ------------
                                                                    7,965
                                                             ------------
TAIWAN (1.8%)
    AU Optronics ADR*                           28,205                478
    Chunghwa Telecom ADR*                       20,800                446
    Compal Electronics GDR*                     51,900                258
    Taiwan Semiconductor Manufacturing ADR*     70,618                644
    United Microelectronics ADR*                61,947                254
                                                             ------------
                                                                    2,080
                                                             ------------
THAILAND (0.6%)
    Bangkok Bank*                              123,900                303
    Kasikornbank*                              145,700                200

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------
   PTT*                                         43,700       $        230
                                                             ------------
                                                                      733
                                                             ------------
UNITED KINGDOM (16.2%)

   Aegis Group                                 196,800                349
   Anglo American                               38,526                901
   AstraZeneca                                  26,334              1,086
   BAA                                          15,540                172
   BAE Systems                                  43,200                221
   Barclays                                     33,664                334
   BOC Group*                                   10,600                190
   Boots Group                                  30,579                333
   BP                                           76,709                798
   BT Group                                     74,564                307
   Bunzl                                         4,029                 37
   Capita Group                                 38,914                256
   Carnival                                      6,488                368
   Centrica                                     81,440                337
   Compass Group                                82,537                346
   Diageo                                      153,040              2,251
   Filtrona*                                     4,776                 21
   GKN                                          68,920                318
   GlaxoSmithKline                              51,047              1,233
   HBOS                                         32,300                497
   HSBC Holdings                                15,960                254
   Imperial Tobacco Group                       27,599                742
   International Power                         196,739                725
   Invensys*                                 1,083,700                203
   J Sainsbury                                  38,923                198
   Kingfisher                                  102,570                450
   Lloyds TSB Group                             64,200                542
   Marks & Spencer Group                        24,200                156
   Michael Page International                   96,200                349
   Old Mutual                                  104,700                228
   Pearson                                      71,670                842
   Reed Elsevier                                21,600                206
   Rexam                                        16,082                138
   Rio Tinto                                    10,204                311
   Rolls-Royce Group, Cl B*                  3,663,950                  7
   Royal & Sun Alliance Insurance Group        282,600                423
   Royal Bank of Scotland Group                 15,061                453
   Smith & Nephew                               53,741                528
   Telewest Global*                             11,500                262
   Unilever                                     38,900                374
   Vodafone Group                              399,031                970
   WPP Group                                    39,100                400
                                                             ------------
                                                                   19,116
                                                             ------------
UNITED STATES (0.3%)
   NTL*                                          5,200                356
                                                             ------------
Total Foreign Common Stock
   (Cost $97,786)                                                 113,435
                                                             ------------
PREFERRED STOCK (0.3%)

GERMANY (0.3%)
   Henkel KGaA*                                  4,500                403
                                                             ------------
Total Preferred Stock
   (Cost $419)                                                        403
                                                             ------------

CASH EQUIVALENT (0.3%)
   PNC Bank Money Market Fund                  380,993                381
                                                             ------------
Total Cash Equivalent
   (Cost $381)                                                        381
                                                             ------------
Total Investments (96.6%)
   (Cost $98,586)                                            $    114,219
                                                             ============

Percentages are based on Net Assets of $118,193,778.
* Non-income producing security.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
Ser -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.

At June 30, 2005, the tax basis cost of the Fund's investments was $98,585,803, and the unrealized appreciation and depreciation were $18,114,409 and $(2,481,423), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
================================================================================
CONSTELLATION FUNDS June 30, 2005 (Unaudited)


CONSTELLATION STRATEGIC VALUE AND HIGH INCOME FUND

--------------------------------------------------------------------------------
                                                Shares        Value (000)
--------------------------------------------------------------------------------

AFFILIATED EQUITY FUND (62.9%)
   Constellation TIP Small Cap Value
    Opportunities Fund, Class II Shares         28,972       $        491
                                                             ------------
Total Affiliated Equity Fund
   (Cost $392)
                                                                      491
                                                             ------------
AFFILIATED FIXED INCOME FUNDS (38.0%)
   Constellation Chartwell High Yield
    Fund, Class I Shares                        21,583                107
   Constellation Chartwell Ultra Short
    Duration Fixed Income Fund, Class
    I Shares                                    18,749                189
                                                             ------------
Total Affiliated Fixed Income Funds
   (Cost $293)
                                                                      296
                                                             ------------
Total Investments (100.9%)
   (Cost $685)                                               $        787
                                                             ============

Percentages are based on Net Assets of $779,527.

At June 30, 2005, the tax basis cost of the Fund's investments was $688,409, and the unrealized appreciation and depreciation were $98,705 and $(391), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Constellation Funds


By (Signature and Title)*                  /s/ John H. Grady, Jr.
                                           -----------------------------------
                                           John H. Grady, Jr., President & CEO

Date August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ John H. Grady, Jr.
                                           -----------------------------------
                                           John H. Grady, Jr., President & CEO

Date August 22, 2005

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -----------------------------------
                                           Eric Kleinschmidt, Controller & CFO

Date August 22, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATION
PURSUANT TO SECTION 302
OF THE SARBANES-OXLEY ACT OF 2002


I, John H. Grady, Jr., certify that:


1. I have reviewed this report on Form N-Q of Constellation Funds;


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;


4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b) Designed such internal controls over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and


d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 22, 2005


                                                     /s/ John H. Grady, Jr.
                                                     ----------------------
                                                     John H. Grady, Jr.

                                                     President & CEO

CERTIFICATION
PURSUANT TO SECTION 302
OF THE SARBANES-OXLEY ACT OF 2002


I, Eric Kleinschmidt., certify that:


1. I have reviewed this report on Form N-Q of Constellation Funds;


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;


4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b) Designed such internal controls over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and


d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 22, 2005


                                                /s/ Eric Kleinschmidt
                                                -------------------------------
                                                Eric Kleinschmidt

                                                Controller & CFO